[FRONT COVER]

CITIZENS
TRUST

1995
SEMI-ANNUAL
REPORT

"Technology)
does not isolate
us from the
great problems
of nature, but
plunges us
more deeply
into them. . ."

Antoine de Saint-Exupery
Wind, Sand, and Stars

--------------------------------------------------------------------------------
                        P R E S I D E N T ' S  L E T T E R
--------------------------------------------------------------------------------

A Terrific Year...

Dear Shareholders:
This has really been a terrific year for the Fund and its shareholders. Our investment approach of focusing on financial performance while maintaining our high standards of corporate responsibility paid off in spades this year.

     Two of our funds rank #1 in financial performance in their respective categories, and all of our portfolios turned in strong positive performance. Successful investing in high technology companies was an important strategy in several portfolios, and the cover of our 1995 Semi-Annual Report reflects this theme.

The Citizens Index is born. In the early part of the year the big news was the shareholders' approval of merging the Citizens Growth Portfolio and the Citizens Balanced Portfolio into the Citizens Index Portfolio.

     The reason for the merger was to gain the twin benefits of indexing and corporate screening. By investing in 300 of the country's most forward thinking companies we believed we would position ourselves for strong returns, while reducing risk. At the year end the Citizens Index Portfolio had assets of $123 million dollars and a return of 24.05% for the period from March 3 through December 31, 1995--a good start that earned over $14 million dollars for the shareholders of Citizens Index Portfolio.

#1 Fund. Citizens Emerging Growth Portfolio, which has the objective of aggressive growth and focuses on small and medium sized domestic companies, had a total return of 40.73% in 1995 (24.21% overall annual return since inception on 2/8/94). This portfolio was ranked #1 overall in performance among the 43 socially responsible funds tracked by Morningstar for the year ended 12/31/95.

     Our other #1 fund! In July of 1995 we introduced the E[bullet]fund, the first and only money market fund with a debit card. At the end of the year it had an annualized total return for the quarter of 6.13% which ranked it the #1 overall money market fund in America (of 266 General Purpose Funds, as reported in IBC's Quarterly Report on Money Fund Performance, 4th Quarter 1995).

     The E[bullet]fund, which is designed to replace the traditional bank checking account, is available to people who use direct payroll deposit or another automated investment program.

     Fund Operations Update. Since my last report in June we have at last completed the transition from our former transfer agency, Norwest Bank, to PFPC. The reason we made the change was that Norwest, in a surprise change of corporate strategy, decided to "exit" the transfer agency business in the middle of its contract with us. As inconvenient as this was, Norwest did pay us a settlement, so we did not suffer a financial loss as a result of the change.

     There's no doubt that we are living in interesting times -- sometimes terrifying, often wondrous. Our largest corporations are merging, consolidating and restructuring to create enterprises of unprecedented size and scope. At the same time, new information technologies are emerging which promise extraordinary power to the individual.

     In a recent New York Times editorial (December 18, 1995), Anthony Lewis addressed the issue of "atomization" in American culture: a process he describes as "becoming less engaged in our communities," a general decline in "social trust."

     While naming television and the electronic revolution in communications as the general provocateurs of this fragmentation, Mr. Lewis also addresses the limits of individual decision-making. "The individual cannot give a society clean water or safe drugs," he says. This requires a community. A community that votes -- and cares.

     To this we might add the importance of investing responsibly, and joining the ever-expanding community of successful shareholders at Citizens Trust.

Sincerely,

/s/ Sophia Collier
-----------------------
Sophia Collier, President

                                       December 31, 1995    Semi-Annual Report 1

--------------------------------------------------------------------------------
                       M A N A G E R S '  C O M M E N T S
--------------------------------------------------------------------------------

E[bullet]fund

MANAGER:
Danita Wright

ASSETS:
$2.8 Million

Objective: Money market fund designed to replace a traditional checking account.

Results: This fund is the #1 money market fund in America (of 266 General Purpose Funds, as reported in IBC's Quarterly Report on Money Fund Performance, 4th Quarter 1995).

The strategy: Our strong performance has two sources. First, we have invested in loans to small businesses that are guaranteed as to interest and principal by the U.S. Government. These are called "variable rate notes" because they are over a year in maturity but have interest rates that "reset" on a monthly or quarterly basis in the same manner as an adjustable rate mortgage. These small business administration loans have caused controversy because they are unusual for a money market fund and they have a higher yield than some of the ordinary loans to big businesses that are the stock-in-trade of the money market world. However, we have invested in these securities in our original money market portfolio for almost 10 years, and we believe that it is important for small businesses to gain the same access to the global money markets as large companies have. The fact that these investments have helped us become the best performer is the essence of good socially responsible investment practices.

     But wait, there's more! The second source of strong performance in the E[bullet]fund is an interesting feature called the E[bullet]fund Refund which is totally unique to the E[bullet]fund. The E[bullet]fund is the only money market fund to come with a debit card. When the card is used, 1% of the charges, up to the IRS limit of 10% of the gross investment income, are returned to the fund as part of the shared savings from reduced paperwork and other benefits from electronic transactions. Although there is no guarantee, this has the potential to increase the fund's total return by half a percent in today's interest rate environment. It is already an important source of revenue for shareholders.

Outlook: It is likely that interest rates will be moving downward somewhatin coming months. However, our two sources of strong performance are likely to continue to make the E[bullet]fund an attractive alternative to a traditional checking account.

------------------------------------------------------------------------------

Citizens Index
Portfolio

MANAGER:
John Denney

ASSETS:
$123 Million

Objective: Capital appreciation

Results: Appreciate they did. Total return of 24.05% since inception on March 3, 1995.

The strategy: Like other index funds, the Citizens Index Portfolio's strategy is full investment in a market weighted portfolio of a fixed group of companies. However, unlike plain vanilla, unscreened index mutual funds which seek to invest in the average company within each industry group, we have used our unique screening process to identify what we believe are the best companies within our target industries.

     With this approach we avoid the risk of incorrect market timing and poor stock picking and therefore seek to gain the benefit of full returns available in the equity market. The Citizens Index Portfolio can form a core holding for long term investors.

     To carry out the strategy on a day to day basis, we buy and hold all of the 300 companies on the index list. An important technical measure of our performance is how well our portfolio "tracks" with the performance of the underlying index. Obviously the expenses of operation will always reduce the




2 Citizens Trust

--------------------------------------------------------------------------------
                       M A N A G E R S '  C O M M E N T S
--------------------------------------------------------------------------------

hypothetical performance of the portfolio. Another factor is cash. We always have a small amount of cash on hand to pay expenses and handle shareholder redemptions. In rising markets this cash reduces performance, although it does help in falling markets.

     The chart at right depicts performance over the last six months and shows the impact that fees, transaction costs and cash have had on the performance of the Citizens Index Portfolio. Both the Citizens Index and the S&P 500 are unmanaged indices and direct investments cannot be made into them.

--------------------------------------------------------------------------------
[Line Chart]


Index Tracking Comparison for 1995
Citizens Index Portfolio vs. Citizens Index vs. S&P 500
-------------------------------------------------------

               Citizens       Citizens       S&P
           Index Portfolio      Index        500

JULY            3.84            4.00         3.33
AUGUST          0.79            1.06         0.27
SEPTEMBER       3.58            3.71         4.19
OCTOBER         0.93            1.08        -0.35
NOVEMBER        3.01            3.17          4.4
DECEMBER        0.61            0.68         1.85

--------------------------------------------------------------------------------

Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be more or less than the original cost. All returns shown above are overall returns for the one month periods shown.

--------------------------------------------------------------------------------
Citizens Income
Portfolio

MANAGER:
Gail Seneca

ASSETS:
$32 Million

Objective: Current income

Results: Total return for the twelve months of 17.38%

The strategy: Readers of the Citizens Income Portfolio's prospectus know that we emphasize that bond prices "vary inversely with interest rates." This means that when yields go down, value of the bonds go up. In 1995 we saw a significant reduction in long term interest rates which meant that, in general, bond investors did well in 1995.

     While these benefits also accrue to us in the Citizens Income Portfolio, we do not reach for long maturities to achieve higher than average return. Instead, we use our credit research to identify companies whose financial strength is improving so we have the potential to gain higher than average yields, without taking on too much interest rate or credit risk. This research enabled us to find attractive companies as well as to avoid the high profile disasters in bonds last year, such as the bankruptcies and near bankruptcies in many retailers.

     The Income Portfolio further benefited from mortgage-backed securities and various "structured" bond positions in which investors are securitized by collateral such as lease obligations or real property. Analysis of such bonds requires careful review of bond debentures, as well as credit research.

     1996 promises to be another good year for bonds. The fundamental trends in inflation, economic growth and fiscal policy suggest that rates could fall further. We expect the Federal Reserve to cut short term rates at least once in 1996. These reductions are likely if economic momentum continues to weaken. The fund has locked in a high current income return, which will continue even if the general level of interest rates declines this year.

                                       December 31, 1995    Semi-Annual Report 3

Working Assets Money
Market Portfolio

MANAGER:             ASSETS:
Danita Wright        $96 Million

Objective: Current income with minimal credit risk

Results: Total return for the twelve months of 5.01%

The strategy: Money market yields fell over the last twelve months, consistent with the general decline in interest rates. By year end, the Money Market Portfolio yield was 4.7%, exceeding the current 3% level of inflation by 1.7%. Historically, money fund yields barely match the inflation level, so investors were well compensated in 1995 through "real" or inflation adjusted return.

     We expect to see money fund rates decline further in 1996, and to trend downward toward the general inflation rate. The pace of this decline will depend on the Federal Reserve, which, under Chairman Greenspan, has pursued a gradualist policy of small moves. Money fund investors should expect the decline in yields to occur slowly, but surely, if inflation remains quiescent.

------------------------------------------------------------------------------

Muir California
Tax-Free Income
Portfolio

MANAGER:              ASSETS:
Gail Seneca          $15 Million

Objective: Tax-free current income for California residents

Results: Total return for the twelve months of 12.76%

The Strategy: In 1995, municipal bond yields declined sharply as did taxable bond yields. For investors in the portfolio, this translated into price appreciation as well as the benefits of tax-free current income. This high level of total return was achieved with very high AA credit quality, no derivatives and with an average duration of less than five years. However, a conservative posture such as we maintain in the Muir California Tax-Free Income Portfolio means that we will not have as high a total return.

     The major news in the municipal markets in 1995 was the ongoing prospect of federal tax legislation. In the most extreme of the current proposals -- a flat tax -- municipal bond income would lose its tax-exempt status, and this has placed a cloud over tax-free bond offerings.

     Since we do not believe radical tax reform will occur, the excellent values in the municipal bond market represent excellent entry points for high tax bracket investors.

     We continue to have a conservative maturity posture because the current yield differential between intermediate and long-term bonds is not large, and the market is not "paying us" to assume additional risk.

     Our current distribution rate of 4.09% in the fund translates into a very attractive tax equivalent return of over 7.5%.

------------------------------------------------------------------------------

Citizens Emerging
Growth
Portfolio

MANAGER:
Rick Little

ASSETS:
$18 Million

Objective: Aggressive growth

Results: Total return for the twelve months of 40.73%

The strategy: The Emerging Growth Portfolio focuses on companies which are demonstrating strong earnings momentum and which have the potential to produce positive earnings surprises relative to investor expectations. Our investment discipline requires that our portfolio companies consistently meet these criteria. Disappointments in earnings or a plateauing in growth are signals that the stock should be sold. Thus, the portfolio is managed actively in the search for companies with superior and sustainable earnings momentum.

     In 1995, we benefited from the excellent earnings growth of technology and health care companies.






4 Citizens Trust

Innovations in managed health care, technology for hospitals and other health care providers, and the boom in spending on personal computers were themes in which the portfolio successfully invested. Our focus was innovative, value added products and technology, rather than commodity products such as semiconductor chips.

     Among the major contributors to the portfolio's robust return in 1995 was Phycor, a physician practice management company. Phycor stock price surged 135% from purchase in May 1995, as the company successfully acquired and integrated physician practice groups into a single business organization, to effectively deliver quality medical care within the "managed care" environment. As the company gained greater recognition among investors, its share price appreciated dramatically and approached our valuation target and we gradually sold it.

     Corporate Express, an office supply company, was another major contributor to the portfolio's return. Corporate Express grew revenues and earnings in 1995 through acquisitions within the fragmented office supply market and through extremely efficient operations. In just four years, Corporate Express has become a dominant player in the office supply market, and has distinguished itself in the breadth of its product line and ability to deliver products quickly to its customers.
     Though the portfolio's overall result was extremely strong, some positions hurt our return. Softkey, a maker of low price computer software, declined markedly after it announced intentions to acquire two other software companies. Though Softkey's fundamental business trends were excellent, investors feared that the company would overpay for its acquisitions and dilute future earnings. We remain convinced that Softkey's fundamental product meets an important need for PC users, and we continue to hold the stock. International Imaging, a manufacturer of color thermal transfer ribbons for the bar code industry, also detracted from return. While we were optimistic about the company's growth prospects, a difficult ramp up in capacity expansion and new product technology cost the company more than we anticipated and eroded earnings momentum. We sold the company and will reestablish a position only after we are convinced that its manufacturing transition is complete.


Citizens Global Equity
Portfolio

Manager:
Tom Prappas

Assets:
$11 Million

Objective: Capital appreciation

Results: Total return for the twelve months of 13.74%

Our charter requires that the Citizens Global Equity Portfolio invest in a minimum of three countries, one of which can be the United States. However, in practice we will usually invest in a significantly greater number of countries in search of appreciation and diversification. In 1995 the United States equity markets offered the best returns among all the markets in the world.

     In the first quarter the Mexican currency crisis produced plunging worldwide markets and a sharply depreciating dollar roiled the markets in Europe and Japan.

     As the year progressed, however, developments in the United States began to support global equity markets, not only through a sharp rally led by technology stocks, but also through the dollar's rebound and the first easing of Federal Reserve policy in over two years.

     Japan's rally in the second half of the year offset the earlier losses in the year, but when adjustment is made for the currency movements the net dollar gains just about wipe out the modest advance of the local index (0.02% vs 3.41%).

     The emerging markets of Asia and Latin America were not able to fully overcome either their early year struggles or the bouts of uncertainty to which they were prone in 1995.

     Although its performance was volatile, Europe returned higher local equity market gains (12.3%) and higher dollar returns (18.7%) than Japan.

     In this volatile climate we used an active style to target attractive markets. Our strong overweighting of the European markets and reduced weighting in the Latin American and Asian emerging markets allowed us to bring in an overall positive return without due risk.




                                     December 31, 1995      Semi-Annual Report 5

Working Assets Money Market Portfolio
Statement of Investments - December 31, 1995 (Unaudited)

    Principal   Security Description                         Yield         Maturity Date   Value (a)        Primary Products/
     Amount                                                                                 (Note 1)           Line of Trade
-----------------------------------------------------------------------------------------------------------------------------------

 Commercial Paper:                                                             73.33%
  $ 5,500,000   American Express Co.                   5.68%-5.76%     1/6/95-2/12/96     $ 5,478,520   Diversified financial
                                                                                                          services
    4,200,000   Bank of New York                             5.87%             1/5/96       4,197,261   Regional banking
      300,000   Bankers Trust New York                       5.61%            3/13/96       2,966,340   Wholesale banking
    4,500,000   Barnett Banks, Inc.                          5.80%            1/16/96       4,489,125   Regional banking
    3,100,000   BellSouth Corp.                              5.77%            1/12/96       3,094,535   Telephone/Regional Bell
                                                                                                        Company
    2,700,000   Cooperative Assoc. of Tractor Dealers  5.62%-5.74%    1/17/96-1/18/96       2,692,915   Tractor dealer
    4,700,000   Countrywide Funding Corp.                    5.84%             1/4/96       4,697,730   Commercial finance
    2,000,000   CPC International                            5.85%             1/8/96       1,997,725   Food processing
    4,000,000   Dean Witter Discover Co.               5.72%-5.77%     1/8/96-1/23/96       3,993,138   Consumer finance
    4,450,000   Fleetwood Corp.                        5.76%-5.77%     1/4/96-1/23/96       4,435,096   Commercial finance
    4,400,000   Harley Davidson                              5.73%            2/15/96       4,368,485   Motorcycles
    4,000,000   HJ Heinz                                     5.73%            1/18/96       3,989,177   Packaged food
    2,800,000   Home Depot                                   5.70%             1/5/96       2,798,227   Retail store
    4,300,000   Idaho Power                                  5.82%            1/11/96       4,293,048   Energy
    1,725,000   John Hancock                                 5.73%            1/11/96       1,722,254   Insurance
    4,800,000   Lehman Holdings                        5.77%-5.80%    1/23/96-1/25/96       4,782,053   Commercial finance
      700,000   New Jersey Natural Gas                       5.95%             1/3/96         699,769   Natural gas
      900,000   Nordstrom                                    5.77%            1/16/96         897,836   Department stores
    4,000,000   PNC Funding                                  5.75%             2/5/96       3,977,639   Regional banking
    3,000,000   U.S. Central Credit Union                    5.68%            1/19/96       2,991,480   Credit union
    2,000,000   Whirlpool Corp.                              5.72%             2/6/96       1,988,560   Consumer finance
                                                                                       --------------
                Total Commercial Paper                                                     70,550,913
                                                                                       --------------
                (Cost $ 70,550,913)

Certificates of Deposit:                                                        0.52%
      100,000   Boston Bank of Commerce                      5.00%           10/18/96         100,000   Community bank
      100,000   City National Bank of New Jersey             4.74%           10/18/96         100,000   Community bank
      100,000   Community Capital Bank                       5.34%           10/18/96         100,000   Community bank
      100,000   Independence Bank of Chicago                 5.00%           12/26/96         100,000   Community bank
      100,000   Self Help Credit Union                       5.60%            7/24/96         100,014   Community bank
                                                                                       --------------
                Total Certificates of Deposit                                                 500,014
                                                                                       --------------
                (Cost $  500,014)

U.S. Government Agencies:                                                      19.95%
    4,600,000   Federal Home Loan Bank                       5.45%             1/2/96       4,599,304   Mortgage lending
   14,599,000   Student Loan Marketing Assn. (b)     5.20% - 5.75% 1/16/96 - 11/20/97      14,598,368   Student lending
                                                                                       --------------
                 Total  U.S. Government Agencies                                           19,197,672
                                                                                       --------------
                (Cost $ 19,197,672)

Farmers Home Administration (b)(c):                                             0.21%
      207,591   Variable Rate Notes   (Cost $ 204,989)       6.25%     8/1/96-12/1/96         204,989   Farm lending
                                                                                       --------------


Small Business Administration (b)(d):                                           5.52%
    5,225,670   Variable Rate Notes  (Cost $ 5,307,477 )5.07% - 9.73%          1/1/96       5,307,477   Small business lending
                                                                                       --------------

6                                See accompanying notes to financial statements.

Statement of Investments - December 31, 1995 (Unaudited)

    Principal   Security Description                         Yield         Maturity Date   Value (a)        Primary Products/
     Amount                                                                                (Note 1)            Line of Trade
-----------------------------------------------------------------------------------------------------------------------------------
 Interest-Bearing Deposit Account:                                              0.37%
   $  354,510   Norwest Interest-Bearing Demand Deposit Account                           $   354,510
                (Cost $ 354,510)                                                          -----------


                Total Investments                                              99.90%      96,115,575
                (Cost $ 96,115,575) (e)
                Other assets, less liabilities                                  0.10%          96,211
                                                                              ------      -----------
                NET ASSETS                                                    100.00%     $96,211,786
                                                                              ======      ===========


Key: (a) Investments are based upon amortized cost method. (b) Variable interest rates are subject to change every 7 to 90 days. (c) Includes a total of 2 notes. (d) Includes a total of 13 notes. (e) Cost for federal income tax purposes is the same.


Citizens Income Portfolio
Statement of Investments - December 31, 1995 (Unaudited)

    Principal   Security Description                         Rate          Maturity Date     Value          Primary Products/
     Amount                                                                                (Note 1)             Line of Trade
-----------------------------------------------------------------------------------------------------------------------------------

Corporate Bonds                                                                70.61%
   Advertising & Publishing                                                     4.96%
  $1,400,000    Time Warner, Inc.                           9.125%            1/15/13     $1,585,500    Media/Production
                                                                                          ----------
   Amusements                                                                   6.50%
   1,000,000    J.Q. Hammons Hotel                          8.875%            2/15/04        982,500    Hotels
   1,000,000    Royal Caribbean                            11.375%            5/15/02      1,092,500    Cruise / Leisure
                                                                                       --------------
                                                                                           2,075,000
                                                                                       --------------

   Broadcasting & Communications                                                5.70%
     750,000    Act III Broadcasting                       10.250%           12/15/05        765,000    Broadcasting
   1,000,000    Comcast Corp                                 9.38%            5/15/05      1,055,000    Cable networks
                                                                                       --------------
                                                                                           1,820,000
                                                                                       --------------

   Computer, Office & Business Equipment                                        3.17%
   1,000,000    Corporate Express, Inc.                      9.13%            3/15/04      1,012,500    Office products
                                                                                        ------------

   Financial Services & Insurance                                              22.78%
     775,000    Countrywide Funding Corporation       6.875%-8.25%    7/15/02-9/15/05        822,625    Mortgage lending
   1,597,268    DLJ Mortgage Acceptance Corp.         6.62%-6.875%    11/1/05-5/25/09      1,600,188    Mortgage lending
   1,500,000    First Union Corporation                     6.550%           10/15/35      1,539,375    Regional banking
     582,533    Green Tree Financial Corp.                  5.600%            4/15/19        582,387    Consumer lending
   1,500,000    Lehman Brothers, Inc.                  5.04%-8.05%   12/15/96-1/15/19      1,568,959    Financial services
      50,000    MBIA Inc.                                    9.00%            2/15/01         56,562    Municipal bond insurance
     100,000    NBD Bancorp Inc.                             7.25%            8/15/04        106,625    Regional banking
   1,000,000    Property Trust of America                   6.875%            2/15/08      1,000,000    Regional banking
                                                                                       --------------
                                                                                           7,276,721
                                                                                       --------------


See accompanying notes to financial statements.                               7

Statement of Investments - December 31, 1995 (Unaudited)

    Principal   Security Description                         Rate          Maturity Date     Value          Primary Products/
     Amount                                                                                (Note 1)             Line of Trade
-----------------------------------------------------------------------------------------------------------------------------------

   Healthcare                                                                 11.41%
 $   800,000    American Medical International               0.00%            8/12/97    $   714,720    Hospital management
   1,000,000    Columbia/HCA Healthcare                      7.69%            6/15/25      1,092,500    Hospital management
     850,000    Community Healthcare Systems                10.25%           11/30/03        910,562    Hospital management
      50,000    Kaiser Foundation Hospitals                  9.00%           11/01/01         57,813    Hospitals
     800,000    Quorum Health Group                  8.75%-11.875%  12/15/02-11/01/05        870,000    Hospital management
                                                                                       --------------
                                                                                           3,645,595
                                                                                       --------------

   Industrial                                                                   2.39%
     750,000    MVE, Inc.                                   12.50%            2/15/02        765,000    Insulated containers
                                                                                       --------------

   Real Estate                                                                  5.71%
     500,000    Merry Land & Investment, Inc.               6.875%           11/01/03      1,021,250    Real estate
     800,000    Weingarten Realty                           6.620%           12/11/07        804,000    Real estate
                                                                                       --------------
                                                                                           1,825,250
                                                                                       --------------

   Retailers                                                                    7.99%
     750,000    Hook Super X, Inc.                         10.125%             6/1/02        825,000    Drugstores
   1,000,000    Kroger Corp.                                 9.05%           12/15/04      1,195,000    Supermarkets
     500,000    Vons Companies, Inc.                        9.625%            4/01/02        531,250    Supermarkets
                                                                                       --------------
                                                                                           2,551,250
                                                                                       --------------

                Total Corporate Bonds                                                     22,556,816
                                                                                       --------------
                (Cost $ 21,556,789)

Long Term U.S. Government Agencies                                             25.65%
   1,725,000    Federal Home Loan Mortgage Corp.     6.80% - 8.75%    1/29/03-4/15/18      1,765,842    Mortgage lending
   6,936,592    Federal National Mortgage Assn.      5.61% - 8.00%    7/25/06-1/25/24      4,358,097    Mortgage lending
   2,014,711    Government National Mortgage Assn.   6.00% - 9.50%    4/15/07-6/15/23      2,072,505    Mortgage lending
                                                                                       --------------

                Total Long Term U.S. Government Agencies                                   8,196,444
                                                                                       --------------
                (Cost $ 7,983,635)

Short Term Investments                                                          0.93%
   Interest-Bearing Deposit Account
     297,032    Norwest Interest-Bearing Demand Deposit Account                              297,032
                                                                                       --------------
                (Cost $ 297,032)

                Total Investments                                              97.19%     31,050,292
                (Cost $ 29,837,456)(a)

                Other assets, less liabilities                                  2.81%        896,585
                                                                           ----------  --------------


                NET ASSETS                                                    100.00%    $31,946,877
                                                                           ==========  ==============

Key:  (a) Cost for federal income tax purposes is the same.

8                                See accompanying notes to financial statements.

Citizens Index Portfolio
Statement of Investments - December 31, 1995 (Unaudited)

      Share    Security Description            Value       Primary Products/
      Amount                                  (Note 1)       Line of Trade
--------------------------------------------------------------------------------

Equities                         98.71%
  Apparel & Textiles              0.67%
      1,300 Brown Group Inc                $   18,525      Footwear
      1,800 Gymboree Corp (b)                  37,125      Children's Clothing Retailer
      2,300 Hartmarx Corp (b)                  10,063      Men's and Women's Clothing
      5,900 Liz Claiborne                     163,725      Women's Clothing
        100 Oshkosh B'gosh                      1,750      Adult and Children's Clothing
      5,900 Reebok International              166,675      Footwear
      1,300 Springs Industries Inc             53,787      Fabric
      3,700 Stride Rite Corp                   27,750      Footwear
      5,000 VF Corp                           263,750      Clothing
      3,200 Warnaco Group Inc                  80,000      Clothing
                                              -------
                                              823,150
                                              -------


Banks                             8.66%
      8,200 Bank of Boston Corp               379,250     Regional Banking
      6,000 Bankers Trust New York            399,000     Wholesale Banking
      7,400 Barnett Banks Inc.                436,600     Regional Banking
      9,800 Boatmens Bancshares               400,575     Regional Banking
     10,500 Corestates Financial Corp         397,688     Regional Banking
     23,884 First Chicago Corp                943,418     Regional Banking
      5,800 First Fidelity Bancorp            437,175     Regional Banking
     12,800 First Union Corp                  712,000     Regional Banking
     18,000 Keycorp                           652,500     Regional Banking
     10,600 Mellon Bank Corp                  569,750     Regional Banking
     10,600 National City Corp                351,125     Regional Banking
     20,100 Nationsbank Corp                1,399,462     Regional Banking
     26,100 Norwest Corp                      861,300     Regional Banking
     16,700 PNC Financial Corp                538,575     Regional Banking
      8,400 Suntrust Banks Inc                575,400     Regional Banking
      7,500 U.S. Bancorp                      252,188     Regional Banking
     13,100 Wachovia Corp                     599,325     Regional Banking
      3,600 Wells Fargo & Co                  777,600     Regional Banking
                                           ----------
                                           10,682,931
                                           ----------

Computer, Hardware &
Business Equipment                6.14%

      7,000 Amdahl Corp (b)                    59,500     Computers
      9,300 Apple Computer Inc                296,438     Computers
     20,000 Cisco Systems Inc. (b)          1,492,500     Computer Networks
     19,100 Compaq Computer Corp (b)          916,800     Computers
      9,800 Dell Computer Corp (b)            339,325     Computers
     11,200 Digital Equipment Corp (b)        718,200     Computers
      5,500 Gateway 2000 Inc. (b)             134,750     Computers
     14,800 Micron Technology Inc             586,450     Computers
     27,500 Novell Inc (b)                    391,875     Computer Networks
     11,100 Pitney-Bowes Inc                  521,700     Office Equipment
     11,000 Silicon Graphics Inc (b)          302,500     Visual Computing Systems
     14,600 Sun Microsystems Inc (b)          666,125     Computers
      8,800 Tandem Computers Inc (b)           93,500     Computers
      7,700 Xerox Corp                      1,054,900     Office Equipment
                                            ---------
                                            7,574,563
                                            ---------


See accompanying notes to financial statements                                9

Statement of Investments - December 31, 1995 (Unaudited)

      Share Security Description                Value       Primary Products/
      Amount                                   (Note 1)        Line of Trade
--------------------------------------------------------------------------------
Construction and Housing          0.80%
      1,000 Apogee Enterprises            $    17,000     Window Systems
      2,800 Armstrong World                   173,600     Interior Furnishings
      2,100 Centex Corp                        72,975     Homebuilder
     12,200 Masco Corp                        382,775     Interior Furnishings
      2,100 Pulte Corp                         70,612     Home Construction
      3,500 Rouse Company                      71,312     Property Management
      3,400 Stanley Works                     175,100     Hardware
      1,300 TJ International Inc.              24,050     Composite Wood
                                            ---------
                                              987,424
                                            ---------

Consumer Durables                0.48%
      1,155 Harman International Industries    46,344     Audio and Video Products
      8,100 Maytag Co                         164,025     Appliances
      2,800 Toro Co                            92,050     Lawn Maintenance
      5,500 Whirlpool Corp                    292,875     Appliances
                                            ---------
                                              595,294
                                            ---------

Electronics                      7.52%
      4,200 ADC Telecommunications (b)        153,300     Telecommunications Networks
      8,300 Advanced Micro Devices (b)        136,950     Semiconductors
      3,200 Altera Corp (b)                   159,200     Semiconductors
      7,000 American Power Conversion (b)      66,500     Electronic Connection Devices
     16,100 AMP Inc                           617,838     Electronic Connection Devices
      1,600 Antec Corp (b)                     28,800     Optical Transmission Equipment
      3,000 Avnet Inc                         134,250     Electric Components
      1,800 Belden Inc                         46,350     Electronic Connection Devices
     10,100 General Instrument Corp (b)       236,088     Cable Supplier
      3,700 Global Village Communication (b)   71,688     Modems
     37,900 Hewlett Packard Co              3,174,125     Electronic Equipment
     61,000 Intel Corp                      3,461,750     Microprocessors
      7,475 Molex Inc                         237,331     Electronic Connection Devices
      3,700 National Service Industries       119,788     Lighting Equipment
      3,100 Perkin-Elmer Corp                 117,025     Analytical Instruments
      2,200 Tektronix Inc                     108,075     Electronic Equipment
      1,500 Thomas & Betts Corp.              110,625     Electronic/Electrical Connectors
      2,800 U S Robotics Corp (b)             245,700     Communications Equipment
      2,700 VLSI Technology (b)                48,937     Semiconductors
                                            ---------
                                            9,274,320
                                            ---------

Energy & Utilities              2.19%
      3,700 California Energy Co (b)           72,150     Geothermal Power
      7,100 Consolidated Natural Gas          322,163     Natural Gas
     71,429 Energia Global (b)(c)             250,000     Energy prod. & conservation
     18,400 Enron Corp                        701,500     Natural Gas
      2,700 Kenetech Corp (b)                   4,387     Alternative Energy
      3,100 Landmark Graphics Co (b)           72,075     Geoscience Software
      2,700 Nicor Inc                          74,250     Natural Gas
      9,300 Noram Energy Corp                  82,538     Natural Gas
      2,000 Oneok Inc                          45,750     Natural Gas
      6,500 Pacific Enterprises               183,625     Natural Gas
      2,600 Peoples Energy Corp                82,550     Natural Gas


10                               See accompanying notes to financial statements.

Statement of Investments - December 31, 1995 (Unaudited)

      Share Security Description                 Value       Primary Products/
      Amount                                    (Note 1)        Line of Trade
--------------------------------------------------------------------------------
Energy & Utilities (continued)
      6,600 Sonat Inc                        $235,125     Natural Gas
    120,000 Vulcan Power Co (b)(c)             25,000     Geothermal energy
      4,000 Western Atlas Inc (b)             202,000     Oil Field Services
      7,600 Williams Companies                333,450     Natural Gas
        700 Yankee Energy Systems Inc          17,675     Natural Gas
                                            ---------
                                            2,704,238
                                            ---------

 Financial Services             5.97%
      8,900 Ahmanson & Co                     235,850     Savings and Loan
     35,800 American Express Co             1,481,225     Diversified Financial Services
      3,900 Beneficial Corp                   181,838     Consumer Finance
     12,200 Dean Witter Discover              573,400     Consumer Finance
      4,500 Edwards (A.G.) Inc                107,437     Brokerage
     13,000 Federal Home Ln Mortgage Corp   1,085,500     Mortgage Lending
     20,200 Federal Natl Mtg Assn           2,507,325     Mortgage Lending
      4,600 Golden West Financial             254,150     Savings and Loan
     10,100 Great Western Financial           257,550     Savings and Loan
     11,400 MBNA Corp                         420,375     Credit Cards
     13,000 Charles Schwab Corp               261,625     Discount Broker
                                            ---------
                                            7,366,275
                                            ---------

Food & Agriculture              11.29%
      4,200 Ben & Jerry's Homemade (b)         61,950     Ice cream
     18,100 Campbell Soup Co                1,086,000     Food
        100 Celestial Seasonings, Inc. (b)      1,875     Herbal Teas
     93,400 Coca Cola Co                    6,934,950     Beverages
     10,700 CPC International                 734,287     Food Processing
      7,000 Dial Corp                         207,375     Food Services
     11,500 General Mills Inc                 664,125     Packaged Food
     26,400 H J Heinz Co                      874,500     Packaged Food
      5,700 Hershey Foods Corp                370,500     Packaged Food
      2,200 J M Smucker Co                     48,400     Packaged Food
     16,200 Kellogg Co                      1,251,450     Packaged Food
        150 Odwalla Inc (b)                     2,475     Fresh juices
      9,600 Quaker Oats Co                    331,200     Food and Beverage
        700 Ringer Corp (b)                     1,137     Organic Pesticides
      5,400 Supervalu Inc                     170,100     Supermarkets/Food Dist.
     13,100 Sysco Corp                        425,750     Food Distributor
      1,600 Tootsie Roll Inds                  63,400     Packaged Food
      8,000 Whitman Corp                      186,000     Food and Beverage
        500 Wholesome & Hearty Foods (b)        3,812     Vegetarian Foods
      5,000 Worthington Foods Inc              70,000     Vegetarian Food
      8,400 Wrigley Co                        441,000     Chewing Gum
                                            ---------
                                           13,930,286
                                            ---------

Health & Personal Care          10.15%
      6,200 Alza Corp (b)                     153,450     Drug Delivery Systems
      1,400 American Medical Response (b)      45,500     Ambulance Service
      5,400 Avon Products Inc                 407,025     Personal Care Products
      2,900 Bergen Brunswig Corp               72,138     Pharmaceutical Distribution
      8,500 Biomet Inc (b)                    151,938     Medical Equipment and Supplies
      1,400 Church & Dwight Inc                25,900     Baking Soda Products

See accompanying notes to financial statements.                              11

Statement of Investments - December 31, 1995 (Unaudited)

      Share Security Description               Value       Primary Products/
      Amount                                  (Note 1)       Line of Trade
--------------------------------------------------------------------------------
Health & Personal Care (continued)
     32,900 Columbia/HCA Healthcare      $  1,669,675     Hospital Management
      3,300 Community Psychiatric
               Centers (b)                     40,425     Psychiatric Hospitals
      2,400 Idexx Laboratories Corp (b)       112,800     Animal Health
      2,200 Invacare Corp                      55,550     Medical Equipment and Supplies
      4,700 Manor Care Inc                    164,500     Healthcare Facilities
     16,800 Medtronic Inc                     938,700     Pacemakers
     91,600 Merck & Co Inc                  6,022,700     Pharmaceuticals
        100   Natures Sunshine Products         2,525     Herbs and Vitamins
      2,300 Owens & Minor Inc                  29,325     Medical Supplies Distributor
      2,900 Physician Corp of America (b)      49,300     HMO
      1,300 R.P. Scherer Corp (b)              63,862     Drug Delivery Systems
     27,300 Schering-Plough Corp            1,494,675     Pharmaceuticals
      1,800 Sofamor/Danek Group (b)            51,075     Spinal Implants
      5,250 St Jude Medical Inc               225,750     Medical Equipment and Supplies
      2,700 Sun Healthcare Group (b)           36,450     Long Term Healthcare
      1,300 Sunrise Medical Inc (b)            24,050     Medical Equipment and Supplies
      1,000 Target Therapeutics (b)            42,750     Medical Equipment and Supplies
     11,700 U.S. Healthcare                   544,050     HMO
      1,500 Ventritex Inc (b)                  26,063     Biomedical Devices
      2,550 Vivra Inc (b)                      64,069     Home Healthcare
                                            ---------
                                           12,514,245
                                            ---------


Industrial Products             2.67%
      8,200 Air Products & Chemicals          432,550     Industrial Gases
      2,100 Betz Laboratories Inc              86,100     Water Treatment
     30,800 Minnesota Mining &
               Manufacturing                2,040,500     Multi-Industry
      5,000 Nalco Chemical Co                 150,625     Water Treatment
     10,400 Praxair Inc                       349,700     Industrial Gases
      3,700 Sigma Aldrich Corp                183,150     Specialty Chemicals
      2,500 Wellman Inc                        56,875     Recycled Plastics
                                            ---------
                                            3,299,500
                                            ---------

Insurance                       3.08%
     15,500 American General Corp             540,562     Multi-Line Insurance
      6,300 Chubb Corp                        609,525     Property and Casualty Insurance
      5,900 General Re Inc                    914,500     Property and Casualty Insurance
      5,400 Jefferson-Pilot Corp              251,100     Life Insurance
      7,400 Providian Corp                    301,550     Life Insurance
      9,200 Safeco Corp                       317,400     Property and Casualty Insurance
      6,500 St Paul Cos                       361,562     Property and Casualty Insurance
      5,700 Unum Corp                         313,500     Multi-Line Insurance
      7,000 USF&G Corp                        118,125     Property and Casualty Insurance
      2,550 USLIFE Corp                        76,181     Life Insurance
                                            ---------
                                            3,804,005
                                            ---------


Media                           4.96%
     11,400 Capital Cities ABC              1,406,475     Television Network
     17,500 Comcast Corp                      318,281     Cable Networks
      7,500 Dow Jones & Co                    299,063     Publishing/Newspaper
      2,700 King World Productions (b)        104,963     Media/Production
      3,700 Knight Ridder Inc                 231,250     Publishing/Newspaper

12                               See accompanying notes to financial statements

Statement of Investments - December 31, 1995 (Unaudited)

      Share Security Description              Value       Primary Products/
      Amount                                 (Note 1)       Line of Trade
--------------------------------------------------------------------------------
Media (continued)
      3,800 McGraw-Hill Inc                  $331,075     Publishing
      2,000 Meredith Corp                      83,750     Publishing/Magazines
      7,500 New York Times Co                 222,188     Publishing/Newspapers
      1,200 Scholastic Corp (b)                93,300     Publishing/Educational
     28,600 Time Warner Inc                 1,083,225     Media/Production
      8,500 Times Mirror Co                   287,938     Publishing/Newspapers
     14,900 Turner Broadcast Sys-Cl B         387,400     Television Network
     26,700 Viacom Inc-Cl B (b)             1,264,912     Media
                                            ---------
                                            6,113,820
                                            ---------

Motor Vehicles                  0.68%
      3,000 Cummins Engine                    111,000     Diesel Engines
        800 Envirotest Systems Corp (b)         2,100     Vehicle Emissions Testing
      2,700 Federal-Mogul Corp                 52,987     Engine/Transmission Products
      3,500 Fleetwood Enterprises              90,125     Mobile Homes
      9,400 Genuine Parts Inc                 385,400     Auto Parts Distribution
      5,800 Harley Davidson Inc               166,750     Motorcycles
        900 SPX Corp                           14,288     Auto Service Tools
      1,200 Standard Products Co               21,150     Auto Parts
                                            ---------
                                             843,800
                                            ---------

Non-Ferrous Metals              0.22%
        900 Castech Aluminum Group (b)         12,150     Aluminum
     10,950 Engelhard Corp                    238,163     Engineered materials
        800 IMCO Recycling Inc                 19,600     Aluminum Recycling
                                            ---------
                                              269,913
                                            ---------

Optical & Photo                 0.25%
      2,200 C-Cube Microsystems (b)           137,500     Digital Imaging Circuits
      3,500 Polaroid Corp                     165,812     Photography Products
                                            ---------
                                              303,312
                                            ---------


Paper & Forest Products         1.40%
      8,400 Alco Standard Corp                383,250     Paper Distribution
      1,900 Caraustar Industries Inc           38,000     Recycled Paperboard
      3,300 Consolidated Papers Inc           185,213     Printing paper
      4,800 Fort Howard Corp (b)              108,000     Tissue Paper Products
      8,970 Kimberly-Clark                    742,268     Paper products
      3,000 Sealed Air Corp (b)                84,375     Packaging
      6,910 Sonoco Products Co                181,388     Recycled Paper Products
                                            ---------
                                            1,722,494
                                            ---------

Producer Goods                  3.17%
      4,000 Avery-Dennison Corp               200,500     Office Products
      2,500 Cincinnati Milacron Inc            65,625     Machine Tools
     19,800 Deere & Co                        697,950     Agricultural Equipment
      1,400 Duriron Inc                        32,725     Pumps and Valves
     16,500 Emerson Electric Co             1,348,875     Commercial/Industrial Components
      2,400 Fedders Corp                       13,800     Air Conditioners
        800 ICC Technologies Inc. (b)           8,800     Air Conditioners
      1,400 Idex Corp                          57,400     Pumps and Valves

See accompanying notes to financial statements.                               13

Statement of Investments - December 31, 1995 (Unaudited)

      Share Security Description            Value       Primary Products/
      Amount                               (Note 1)       Line of Trade
--------------------------------------------------------------------------------
Producer Goods (continued)
      8,700 Illinois Tool Works              $513,300     Metal Components and Assemblies
      1,000 Ionics Inc (b)                     43,500     Water Purification
      2,600 Keystone International Inc         52,000     Pumps and Valves
      1,800 Miller (Herman) Inc                54,000     Office Furniture
      3,400 Millipore Corp                    139,825     Fluid Analysis Products
      1,300 Nordson Corp                       73,125     Adhesive Application Systems
      3,300 Raychem Corp                      187,687     Electronic Components
        300 Recovery Engineering Inc (b)        4,575     Water Purification
      3,200 Snap-On Tools Corp                144,800     Tools
      1,600 Tecumseh Products                  82,800     Compressors
        200 Tennant Co                          4,775     Floor Maintenance
      2,300 Timken Co                          87,975     Steel Bearings
      3,000 Trinity Industries Inc             94,500     Metal Components
                                            ---------
                                            3,908,537
                                            ---------

Recreation & Entertainment       1.43%
      5,400 American Greetings Corp.          149,175     Greeting Cards
        600 Bell Sports Corp (b)                4,800     Bicycle Helmets
      5,200 Callaway Golf Company             117,650     Golf Clubs
      2,000 Coleman Inc (b)                    70,250     Camping Products
        400 Fresh Choice Inc (b)                2,500     Restaurants
      2,500 Handleman Company                  14,375     Entertainment Distribution
      5,500 Harcourt General Inc              230,312     Publishing/Entertainment
      6,600 Hasbro  Inc                       204,600     Toys
      1,000 Huffy Corp                         10,125     Bicycles
      3,400 Jostens Inc                        82,450     School Products
      1,800 Luby's Cafeterias Inc              40,050     Restaurants
     17,100 Mattel Inc                        525,825     Toys
     12,300 Rubbermaid Inc                    313,650     Household Products
                                            ---------
                                            1,765,762
                                            ---------

Retail                           6.11%
      2,200 Barnes & Nobles Inc (b)            63,800     Bookstores
      5,700 Bruno's Inc (b)                    60,563     Supermarkets
     11,800 Charming Shoppes Inc               33,925     Apparel Retailer
      7,300 Circuit City Stores               201,662     Electronics Retailer
     11,100 Gap Inc                           466,200     Apparel Retailer
      4,400 Giant Food Inc                    138,600     Supermarkets
      2,900 Great Atlantic & Pacific Tea       66,700     Supermarkets
      3,100 Hannaford Brothers Co              76,338     Supermarkets
      8,900 Kroger Corp (b)                   333,750     Supermarkets
     26,100 Limited Inc                       453,488     Apparel Retailer
      1,500 Longs Drug Stores                  71,812     Drug Stores
     12,000 Lowe's Companies Inc              402,000     Retail/Hardware
     18,100 May Department Stores             764,725     Department Stores
      8,100 Melville Corp                     249,075     Drug Stores
      6,200 Nordstrom Inc                     251,100     Department Stores
     17,000 J.C. Penney Co                    809,625     Department Stores
     14,200 Price/Costco Inc (b)              216,550     Wholesale Stores
      6,400 Rite Aid Corp                     219,200     Drug Stores
     28,700 Sears Roebuck & Co              1,119,300     Department Stores

14                               See accompanying notes to financial statements.

Statement of Investments - December 31, 1995 (Unaudited)

      Share Security Description            Value       Primary Products/
      Amount                               (Note 1)       Line of Trade
--------------------------------------------------------------------------------
Retail (continued)
      5,600 Tandy Corp                   $    232,400     Electronics Retailer
      5,300 TJX Companies Inc                 100,037     Apparel Retailer
     21,200 Toys R Us (b)                     461,100     Toy Stores
     18,200 Walgreen Co                       543,725     Drug Stores
      5,400 Whole Foods Market Inc (b)         74,925     Natural Food Supermarket
      9,700 Woolworth Corp (b)                126,100     General/Specialty Retailer
                                            ---------
                                            7,536,700
                                            ---------

Software & Data Processing       7.15%
      5,300 Adobe Systems Inc                 328,600     Desktop Publishing Systems
      5,000 America Online Inc (b)            187,500     On-Line Computer Services
      3,500 Autodesk Inc                      119,875     Design Automation Software
     10,500 Automatic Data Processing         779,625     Data Processing
      8,000 Block H & R Inc                   324,000     Information processing
      1,500 Broderbund Software (b)            91,125     Educational and Business Software
     17,550 Computer Associates
               International                  998,156     Business Software
      2,600 Davidson & Associates Inc (b)      57,200     Educational Software
      6,200 Deluxe Check Corp.                179,800     Data Processing
      1,100 Dialogic Corp (b)                  42,350     Call Processing
     13,000 Dun & Bradstreet Corp             802,900     Information Services
      2,300 Harland John H Company             48,012     Check Printing
        500 Learning Company (b)               33,750     Educational Software
     43,100 Microsoft Corp (b)              3,782,025     Computer Software
      7,500 Moore Corp Limited                139,688     Business Forms
      1,600 Network General Corp (b)           53,400     Business Software
      4,300 Parametric Technology (b)         285,950     Design Software
      3,900 Qualcomm Inc (b)                  167,700     Wireless Communication Software
      1,700 Shared Medical Systems Corp        92,437     Data Processing
      1,800 Stratus Computer Inc (b)           62,325     On-Line Computer Services
      5,100 Sybase Inc (b)                    183,600     Business Software
      2,800 Symantec Corp (b)                  65,100     Programming Utilities
                                            ---------
                                            8,825,118
                                            ---------

Steel                            0.48%
      3,300 Inland Steel Industries            82,912     Steel
      6,400 Nucor Corp                        365,600     Steel
      6,700 Worthington Industries Inc        139,444     Steel

                                              587,956


Telephone                        12.25%
     37,800 Airtouch Communications (b)     1,067,850     Cellular Telephone
     13,800 Alltel Corp                       407,100     Telecommunications
     40,600 Ameritech Corp                  2,395,400     Telephone Regional Bell Company
     32,300 Bell Atlantic Corp              2,160,063     Telephone Regional Bell Company
     73,400 Bellsouth Corp                  3,192,900     Telephone Regional Bell Company
      3,200 Mobile Telecommunications
              Technical Corp (b)               68,400     Wireless Data Communications
     32,800 Pacific Telesis Group           1,102,900     Telephone Regional Bell Company
     44,900 SBC Communications Inc          2,581,750     Telephone Regional Bell Company
      6,300 Tellabs Inc (b)                   233,100     Voice and Data Networking Products
     69,400 U.S. West Inc (b)               1,899,825     Telephone Regional Bell Company
                                            ---------
                                           15,109,288
                                            ---------

See accompanying notes to financial statements.                              15

Statement of Investments - December 31, 1995 (Unaudited)

      Share Security Description              Value       Primary Products/
      Amount                                 (Note 1)     Line of Trade
--------------------------------------------------------------------------------
Tires & Rubber                   0.21%
      2,000 Bandag Inc                       $108,250     Tire Retread Equipment
      6,200 Cooper Tire & Rubber              152,675     Tires
                                            ---------
                                              260,925
                                            ---------

Transportation                   0.78%
      4,200 Federal Express Corp (b)          310,275     Overnight Delivery
      3,100 Illinois Central Corp             118,963     Regional Railroad
      2,900 Roadway Services Inc              141,737     Trucking
      5,800 Ryder System Inc                  143,550     Truck Rental
     10,900 Southwest Airlines                253,425     Regional Airline
                                            ---------
                                              967,950
                                            ---------
            Total Equities
               (Cost $ 103,823,329)       121,771,806
                                          -----------

Short-Term Investment            1.12%
    Principal
     Amount

Interest-Bearing Deposit Account
 $1,383,950 Norwest Interest-Bearing
               Demand Deposit Account       1,383,950
                                          -----------
            (Cost $ 1,383,950)

            Total Investments  99.83%     123,155,756
                                          -----------
            (Cost $ 105,207,279)(a)

            Other assets, less
               liabilities      0.17%         212,049
                                ----       ----------

            NET ASSETS        100.00%    $123,367,805
                              ======     ============


Key: (a) Cost for federal income tax purposes is the same. (b) Non-income producing security. (c) Restricted security, see Note 4.


16                               See accompanying notes to financial statements.

Citizens Emerging Growth Portfolio
Statement of Investments - December 31, 1995 (Unaudited)

      Share     Security Description                                                      Value             Primary Products/
     Amount                                                                              (Note 1)            Line of Trade
-----------------------------------------------------------------------------------------------------------------------------------

Equities                                                                       90.29%
   Broadcasting & Communications                                               19.23%
       8,000    America Online Inc (b)                                                   $   300,000    On-line service provider
       6,840    Ascend Communications (b)                                                    554,895    Network access products
       4,000    Cascade Communications Corp. (b)                                             341,000    Network switches
      13,700    Cincinnati Bell Inc.                                                         476,075    Telephone company
       8,500    Clear Channel Communication (b)                                              375,062    Broadcasting
      10,600    Evergreen Media Corp. (b)                                                    339,200    Radio stations
       7,800    Glenayre Technologies (b)                                                    485,550    Telecommunication equipment
       5,500    HBO & Co                                                                     421,438    Information systems &
                                                                                                            technology
       5,000    IPC Informations Systems Inc (b)                                              82,500    Telecommunications systems
                                                                                       --------------
                                                                                           3,375,720
                                                                                       --------------

   Computer, Office & Business Equipment                                       29.05%
      11,250    Bay Networks Inc (b)                                                         462,656    Networking products &
                                                                                                            services
      27,700    Borland International (b)                                                    457,050    Computer software
       7,100    Computer Associates International                                            403,812    Computer software
      17,700    Corporate Express Inc. (b)                                                   533,212    Office products supplier
      25,000    Data Documents (b)                                                           215,625    Business forms
       7,600    Digital Equipment Corp. (b)                                                  487,350    Computers
      18,600    Novadigm, Inc. (b)                                                           527,775    Software
       7,500    Premenos Technology Corp (b)                                                 197,813    Electronic commerce software
      10,000    Softkey International (b)                                                    231,250    Software
       6,000    Stratacom (b)                                                                441,000    Networking systems
      11,500    Sun Microsystems (b)                                                         524,688    Computers
       4,000    U.S. Robotics Corp. (b)                                                      351,000    Data communications products
      12,050    Visioneer, Inc. (b)                                                          268,113    Paper input systems
                                                                                         -----------
                                                                                           5,101,344
                                                                                         -----------

   Construction & Housing                                                       2.74%
      16,540    U.S. Home Corp. (b)                                                          481,727    Homebuilder
                                                                                         ------------

   Food & Consumer Products                                                     2.06%
       9,400    Department 56 Inc. (b)                                                       360,725    Collectibles & gifts
                                                                                         ------------

   Financial Services & Insurance                                              10.71%
      10,000    BHC Financial Inc.                                                           180,000    Brokerage support services
      20,000    Checkfree Corp. (b)                                                          430,000    Electronic commerce services
      11,000    Commerical Federal Corp (b)                                                  415,250    Thrift
      10,600    Mid Ocean Ltd.                                                               393,525    Reinsurance
      18,500    Transaction Network Services Inc (b)                                         462,500    Data services
                                                                                         -----------
                                                                                           1,881,275
                                                                                         -----------

See accompanying notes to financial statements.                              17

Statement of Investments - December 31, 1995 (Unaudited)

      Share     Security Description                                                      Value             Primary Products/
                                                                                          (Note 1)              Line of Trade
------------------------------------------------------------------------------------------------------------------------------------
   Healthcare                                                                  24.73%
      13,100    Amerisource Health Co. (b)                                               $   432,300    Drug wholesaler
      40,000    Amisys Managed Care Systems (b)                                              760,000    Healthcare software
      12,000    Healthsource Inc (b)                                                         432,000    Healthcare management
      25,000    National Surgery Centers (b)                                                 575,000    Surgery centers
      30,000    Physio-Control International (b)                                             536,250    Rejected/Sold from portfolio
       8,450    Phycor Inc. (b)                                                              427,253    Medical clinic management
       4,000    Sofamor Danek Group (b)                                                      113,500    Spinal implant devices
      20,000    Vital Signs                                                                  527,500    Medical products
      11,000    Watson Pharmaceuticals (b)                                                   539,000    Pharmaceuticals
                                                                                      --------------
                                                                                           4,342,803
                                                                                      --------------

   Industrial                                                                   1.77%
      13,400    BMC Industries                                                               311,550    Multi-industry
                                                                                      --------------

                Total Equities                                                            15,855,144
                                                                                       -------------
                (Cost $ 13,516,011)


Short-Term Investments                                                          9.29%
   Principal
   Amount
  ---------

   Interest-Bearing Deposit Account
   $631,561     Norwest Interest-Bearing Demand Deposit Account                               631,561
                                                                                       --------------

   Short-Term U.S. Government Agencies
1,000,000      Federal Home Loan Mortgage Corp,5.60%,1/3/96                                   999,689    Mortgage lending
                                                                                       --------------

                Total Short-Term Investments                                               1,631,250
                                                                                       --------------
                (Cost $ 1,630,628)

                Total Investments                                              99.58%     17,486,394
                (Cost $ 15,146,639) (a)


                Other assets, less liabilities                                  0.42%         73,214
                                                                           ----------  --------------


                NET ASSETS                                                    100.00%    $17,559,608
                                                                           ==========  ==============



Key: (a) Cost for federal income tax purposes is the same. (b) Non-income producing security.

18                               See accompanying notes to financial statements.

Citizens Global Equity Portfolio
Statement of Investments - December 31, 1995 (Unaudited)

      Share     Security Description                                                      Value             Primary Products/
     Amount                                                                               (Note 1)              Line of Trade
-----------------------------------------------------------------------------------------------------------------------------------

Equities                                                                       76.08%
   Belgium                                                                      2.25%
       2,186    Barco N.V. (Barco Industries)                                             $  252,181    Technologies
                                                                                       --------------

   Canada                                                                       3.25%
      25,200    Royal Plastics                                                               364,925    Building materials
                                                                                       --------------

   France                                                                       8.25%
       2,000    Legrand                                                                      309,179    Misc. manufacturing
       2,770    SEB SA                                                                       337,019    Household goods
         899    Sidel FP                                                                     280,525    Bottle molding machines
                                                                                       --------------
                                                                                             926,723
                                                                                       --------------

   Germany                                                                      2.17%
         445    Wella Aktiengesellscaft                                                      244,065    Personal care products
                                                                                       --------------

   Great Britain                                                                5.07%
      16,000    Reed International                                                           243,944    Publishing
      35,500    Reuters Holdings                                                             325,192    Media
                                                                                       --------------
                                                                                             569,136
                                                                                       --------------

   Finland                                                                      4.16%
       4,400    Nokia AB OY                                                                  173,284    Telecommunications
       7,133    Metra OY "B" Shares                                                          294,059    Misc. manufacturing
                                                                                       --------------
                                                                                             467,343
                                                                                       --------------

   Ireland                                                                      5.14%
      45,000    Bank of Ireland                                                              325,282    Banking
      39,450    Independent Newspapers PLC                                                   251,652    Media
                                                                                       --------------
                                                                                             576,934
                                                                                       --------------

   Italy                                                                        3.31%
     224,000    Telecom Italia                                                               371,710    Telecommunications
                                                                                       --------------

   Japan                                                                        8.89%
      16,000    Canon Inc                                                                    290,058    Business equipment
       5,000    Ito-Yokado Co                                                                308,284    Retail stores
      16,000    NEC Corporation                                                              195,440    Electronic products
       4,000    TDK Corporation                                                              204,359    Electronic components
                                                                                       --------------
                                                                                             998,141
                                                                                       --------------

   Netherlands                                                                  4.57%
       6,927    Aegon NV                                                                     306,812    Insurance
       1,500    Ver Ned Uitgevers                                                            206,146    Media
                                                                                       --------------
                                                                                             512,958
                                                                                       --------------

   Norway                                                                       3.88%
      55,000    Tomra Systems                                                                435,274    Recycling vending machines
                                                                                       --------------

See accompanying notes to financial statements.                              19

Statement of Investments - December 31, 1995 (Unaudited)

      Share     Security Description                                                      Value             Primary Products/
     Amount                                                                               (Note 1)              Line of Trade
-----------------------------------------------------------------------------------------------------------------------------------


   Philippines                                                                  4.62%
     370,000    C&P Homes, Inc.                                                          $   271,549    Home builder
      22,300    Philippine National Bank                                                     246,558    Commercial bank
                                                                                       --------------
                                                                                             518,107
                                                                                       --------------

   Singapore                                                                    2.77%
      25,000    Development Bank of Singapore, Ltd.                                          311,071    Development bank
                                                                                       --------------

   Spain                                                                        3.18%
       3,670    Banco Intercontinental                                                       356,968    Commercial bank
                                                                                       --------------

   Thailand                                                                     1.10%
       7,000    Advanced Info Services                                                       123,942    Cellular phone service
                                                                                       --------------

   United States                                                                13.47%
       3,500    Columbia/HCA Healthcare Corp.                                                177,625    Hospital management
       4,700    Enron Corp                                                                   179,187    Natural gas
       3,600    Home Depot, Inc.                                                             172,350    Home supply retailer
       4,300    Intel Corp                                                                   244,025    Microprocessors
       6,500    Merck & Co., Inc.                                                            427,375    Pharmaceuticals
       2,500    Suntrust Banks Inc.                                                          171,250    Commercial bank
       4,000    Worldcom Inc.                                                                141,000    Telecommunications
                                                                                       --------------
                                                                                           1,512,812
                                                                                       --------------
                Total Equities                                                             8,542,290
                                                                                       --------------
                (Cost $ 7,123,139)

Short-Term Investments                                                         26.04%
    Principal
     Amount
--------------
   Commercial Paper                                                             9.91%
      $1,032    Austria Mikro Systems International                                          167,555    Telecommunications
       1,200    Gas Natural SDG                                                              186,950    Natural gas
       4,500    Polygram                                                                     239,178    Entertainment
       3,000    Newbridge Networks Corp.                                                     124,125    Digital networking products
       6,000    PT Indosat-ADR                                                               219,000    Telecommunications
       3,700    Telecomunicacoes Brasileiras                                                 175,290    Telecommunications
                                                                                       --------------
                                                                                           1,112,098
                                                                                       --------------

   Interest-Bearing Deposit Account                                            16.13%
   1,811,154    Norwest Interest-Bearing Demand Deposit Account                            1,811,154
                                                                                       --------------
                Total Short-Term Investments                                               2,923,252
                                                                                       --------------
                (Cost $ 2,907,225 )

                Total Investments                                             102.12%     11,465,542
                (Cost $ 10,030,364)(a)
                Liabilities in excess of other assets                         (2.12%)       (237,760)
                                                                           ----------  --------------

                NET ASSETS                                                    100.00%    $11,227,782
                                                                           ==========  ==============

Key:  (a)  Cost for federal income tax purposes is the same.

20                              See accompanying notes to financial statements.

Muir California Tax Free Income Portfolio
Statement of Investments - December 31, 1995 (Unaudited)

    Principal   Security Description                            Yield      Maturity        Value            Purpose        Rating
     Amount                                                                  Date        (Note 1)                            (b)
-----------------------------------------------------------------------------------------------------------------------------------

Municipal Securities                                                         97.64%
   Environmental                                                             53.65%
    $455,000    California State, General Obligation            5.10%       10/1/08   $  456,162       General obligation     A
     540,000    East Bay, California, Regional Park District,
                Series C, FGIC                                  5.50%        9/1/08      561,727       Parks                 AAA
     440,000    Kings County, California,
                Waste Management, AMT                           6.00%       10/1/99      459,908       Resource recovery     BBB
     700,000    Los Angeles County, California,
                Public Works Financing Revenue,
                Regional Park & Open Space                      6.00%       10/1/15      729,795       Parks                 AA
     250,000    Los Angeles County, California,
                Transportation Sales Tax Revenue,
                Proposition C                                   6.75%        7/1/19      286,998       Public transit        AAA
     500,000    Los Angeles, California, Department
                of Water,Power & Electricity, MBIA              5.10%       2/15/14      490,121       Electric              AAA
     500,000    Metropolitan Water District, Southern
                California Refunding, Series A1                 5.50%        3/1/10      515,576       Water                 AAA
     300,000    Ontario, California, Redevelopment
                Financing Authority, Project No. 1,MBIA         6.95%        8/1/11      356,659       Redevelopment         AAA
     515,000    Pasadena, California, Water Revenue             5.00%        7/1/18      490,281       Water                 AA
     500,000    Rancho, California, Water District
                Financing Authority, FGIC                       6.50%       11/1/05      567,257       Water                 AAA
     500,000    San Diego, Open Space Park Facilities           5.75%        1/1/07      533,647       Parks                 AAA
     600,000    Santa Margarita, Dana Point Authority,
                California Refunding, AMBAC                    5.375%        7/1/14      602,788       Sewer                 AAA
     500,001    Southern California Public Power, AMBAC-2       5.50%        7/1/12      506,645       Electric              AAA
     650,000    Southern California Rapid Transit Revenue,
                AMBAC                                           5.75%        9/1/05      693,138       Public transit        AAA
     625,000    Vista, California, Community Development,
                MBIA                                            6.00%        9/1/10      677,836       Redevelopment         AAA
                                                                                     --------------
                                                                                       7,928,538
                                                                                     --------------

   Affordable Housing:                                                       15.61%
       5,000    Barstow, California, Multi-family
                Housing Revenue, Villa Vista                   9.875%       12/1/96        5,058       Multi-family housing   A
     745,000    California Housing Finance
                Agency Revenue                                  6.00%        2/1/05      785,486       Single-family housing AA
     405,000    California Housing Finance
                Agency Revenue                                  7.35%        2/1/00      427,081       Single-family housing AA
     500,000    California Housing Finance
                Agency Revenue, Home Mortgage Series E-1        5.40%        8/1/00      522,240       Single-family housing AA
      10,000    Los Angeles, California,
                Single Family Home Mortgage Revenue             6.75%        6/1/05       10,769       Single-family housing AAA
      45,000    Riverside County, California,
                Single Family Revenue                           6.85%       10/1/16       47,249       Single-family housing AAA
     500,000    Thousand Oaks, California,
                Redevelopment Agency                            5.50%       12/1/10      509,174
                                                                                     --------------
                                                                                       2,307,057
                                                                                     --------------

See accompanying notes to financial statements.                             21

Statement of Investments - December 31, 1995 (Unaudited)

    Principal   Security Description                            Yield      Maturity        Value            Purpose        Rating
     Amount                                                                  Date        (Note 1)                            (b)
------------------------------------------------------------------------------------------------------------------------------------

   Education and Health:                                                     28.38%
    $220,000    Arcadia, California,
                Unified School District, FGIC                   5.45%        7/1/08   $  229,168       Schools               AAA
     500,000    Cupertino, California,
                Unified School District, FGIC                   5.40%        8/1/08      519,918       Schools               AAA
     675,000    John C. Fremont Hospital District               6.00%        6/1/04      712,832       Hospital               A
     250,000    Madera County, California,
                Common Trust Funds,
                Valley Childrens Hospital, MBIA                 6.50%       3/15/10      278,199       Hospital              AAA
     275,000    Oak Park, California,
                School District, MBIA                           5.35%        5/1/09      278,120       Schools               AAA
     500,000    Oakland California Museum,
                COP, AMBAC                                      6.25%        4/1/05      551,565       Museum                AAA
     500,000    University of California Revenue Bonds,
                Multiple Purpose Projects, C-AMBAC              5.25%        9/1/16      495,604       University            AAA
     500,000    University of California Revenue Bonds,
                Multiple Purpose Projects, MBIA                6.875%        9/1/16      578,178       University            AAA
     500,000    William S. Hart, Caledonia,
                JT School Financing Authority, CAF,GTY          6.30%        9/1/09      550,164       Schools               AAA
                                                                                   ----------------
                                                                                       4,193,748
                                                                                   ----------------

                Total Municipal Securities (Cost $ 13,916,455)                        14,429,343
                                                                                   ----------------

Short Term Investments                                                        0.01%
         442    Goldman Sachs ITA California                                                 442       Mutual fund
         384    Provident California Money Market Fund                                       384       Mutual fund
                                                                                   ----------------

                Total Short Term Investments (Cost $ 826)                                    826
                                                                                   ----------------



                Total Investments                                            97.65%   14,430,169
                (Cost $ 13,917,281) (a)

                Other assets, less liabilities                                2.35%      347,351
                                                                          --------- ---------------

                NET ASSETS                                                  100.00%  $14,777,520
                                                                          ========= ===============








Key: (a) Cost for federal income tax purposes is the same. (b) Source of ratings is Standard & Poors, Moody's, or Fitch Investor Services.


22                              See accompanying notes to financial statements.

E[bullet]fund
Statement of Investments - December 31, 1995 (Unaudited)

    Principal   Security Description                         Yield         Maturity Date   Value (a)        Primary Products/
     Amount                                                                                (Note 1)            Line of Trade
------------------------------------------------------------------------------------------------------------------------------------

 Commercial Paper:                                                             49.54%
    $100,000    Allergan, Inc.                               5.80%            1/17/96    $ 99,742       Pharmaceuticals
     100,000    American General Finance Corp.               5.78%             1/8/96      99,888       Insurance
     100,000    Bank of New York                             5.87%             1/5/96      99,935       Regional banking
     100,000    Barnett Banks Inc.                           5.80%            1/16/96      99,758       Regional banking
     100,000    BellSouth Corp.                              5.77%            1/12/96      99,824       Telephone Company
     100,000    Cooperative Assoc. of Tractor Dealers        5.80%             1/3/96      99,968       Tractor dealer
     100,000    Harley Davidson Inc.                         5.73%            2/15/96      99,284       Motorcycles
     100,000    Hewlett Packard Co.                          5.60%            2/20/96      99,222       Electronic equipment
     100,000    Home Depot                                   5.70%             1/5/96      99,937       Retail stores
     100,000    Idaho Power                                  5.82%            1/11/96      99,838       Energy
     100,000    John Hancock                                 5.73%            1/11/96      99,841       Insurance
     100,000    New Jersey Natural Gas                       5.95%             1/3/96      99,967       Natural gas
     100,000    Pacific Bell                                 5.65%             1/9/96      99,874       Telecommunications
     100,000    Student Loan Corp.                           5.75%            1/16/96      99,760       Student lending
                                                                                       ------------
                Total Commercial Paper                                                  1,396,838
                                                                                       ------------
                (Cost $1,396,838 )

Certificates of Deposit:                                                        3.55%
     100,000    South Shore Bank (Cost $100,000)             5.35%           12/15/96     100,000       Community bank
                                                                                       ------------

U.S. Government Agencies:                                                      22.33%
     160,000    Federal Home Loan Bank                       5.45%             1/2/96     159,976       Mortgage lending
     470,000    Federal Home Loan Mortgage Corp.     5.60% - 5.63%    1/3/96 - 1/8/96     469,642       Student lending
                                                                                       ------------
                Total  U.S. Government Agencies                                           629,618
                                                                                       ------------
                (Cost $ 629,618)


Small Business Administration (b)(c):                                          22.30%
     620,652    Variable Rate Notes  (Cost $ 628,603)6.88% - 9.38%             1/1/96     628,603        Small business lending
                                                                                       ------------


Interest-Bearing Deposit Account:                                               1.77%
      49,918    Norwest Interest-Bearing Demand Deposit Account                            49,918
                                                                                       ------------
                (Cost $ 49,918)


                Total Investments                                              99.49%   2,804,977
                (Cost $ 2,804,977) (d)
                Other assets, less liabilities                                  0.51%      14,348
                                                                           ----------  -----------

                NET ASSETS                                                    100.00%  $2,819,325
                                                                           ========== ============


Key: (a) Investments are based upon amortized cost method. (b) Variable interest rates are subject to change every 7 to 90 days. (c) Includes a total of 9 notes.
(d) Cost for federal income tax purposes is the same.


See accompanying notes to financial statements.                              23

Citizens Trust
Statement of Assets and Liabilities - December 31, 1995 (Unaudited)

                                                        Working Assets          Citizens            Citizens          Citizens
                                                         Money Market            Income               Index        Emerging Growth
                                                          Portfolio            Portfolio           Portfolio          Portfolio
                                                       ---------------        ------------      ---------------    -------------
ASSETS
   Investments in securities,  at market value
      (Identified cost $ 96,115,575;  $
      29,837,456; $ 105,207,279
      and $ 15,146,639 respectively) (Note 1)           $96,115,575            $31,050,292        $123,155,756       $17,486,394
   Cash                                                     217,248                  7,175              88,330            97,634
   Receivable for:
      Interest                                              240,877                419,233               3,530             8,704
      Dividends                                                   _                      _             187,104             4,705
      Fund shares sold                                            _                      _                   _            15,901
      Investment securities sold                                  _                676,000                   _                 _
      SBA principal paydowns                                220,042                      _                   _                 _
      Deferred organization costs (Note 1)                        _                 17,198              20,710            14,160
      Prepaid expenses and others                           112,067                      _                   _                 -
                                                       ---------------        ------------      ---------------      -------------
        Total Assets                                     96,905,809             32,169,898         123,455,430        17,627,498
                                                       ---------------        ------------      ---------------      -------------


LIABILITIES
   Payables:
      Investment securities purchased                           137                      _                  _             37,304
      Capital shares redeemed                                43,620                      _                  _              7,107
      Distributions                                         376,638                172,393                  _                  _
   Accrued expenses                                         273,628                 50,628             87,625             23,479
   Due to investment adviser                                     _                       _                  _                  _
                                                       ---------------        ------------      ---------------      -------------
        Total Liabilities                                   694,023                223,021             87,625             67,890
                                                       ---------------        ------------      ---------------      -------------

NET ASSETS
   Applicable to 96,211,786; 2,987,533; 10,012,556
      1,365,272 outstanding shares, respectively        $96,211,786            $31,946,877       $123,367,805       $17,559,608
                                                       ===============        ============      ===============     =============

   Net asset value and redemption price per share             $1.00                 $10.69             $12.32            $12.86
                                                       ===============        ============      ===============     =============

   Maximum offering price per share                           $1.00                 $10.69             $12.32            $12.86
                                                       ===============        ============      ===============     =============


NET ASSETS
   At December 31, 1995 net assets consisted of:
      Paid-in capital                                   $96,211,786            $31,109,501       $105,518,769        $15,201,510
      Undistributed net investment income                        _                       _                  _                  _
      Accumulated realized gain (loss)                           _                (375,460)           (99,441)            18,343
      Net unrealized appreciation of investments                 _               1,212,836         17,948,477          2,339,755
                                                       ---------------        ------------      ---------------     -------------
                                                        $96,211,786            $31,946,877       $123,367,805        $17,559,608
                                                       ===============        ============      ===============     =============


24                              See accompanying notes to financial statements.

Citizens Trust
Statement of Assets and Liabilities - December 31, 1995 (Unaudited)

                                                                             Muir California
                                                               Citizens          Tax-Free
                                                             Global Equity        Income
                                                               Portfolio         Portfolio    E[bullet]fund
                                                           --------------      ------------   -------------
ASSETS
   Investments in securities, at market value
      (Identified cost $ 10,030,364; $ 13,917,281;
      and $ 2,804,977 respectively) (Note 1)                $11,465,542       $14,430,169      $2,804,977
   Cash                                                         253,801             3,244               _
   Receivable for:
      Interest                                                    8,257           254,089          16,037
      Dividends                                                  14,808                 _               _
      Interchange income                                              _                 _             685
      Fund shares sold                                            5,264                 _               _
      Investment securities sold                                      _           514,245               _
      SBA principal paydowns                                          _                 _          24,924
   Due from investment adviser                                        _                 _               _
   Deferred organization costs (Note 1)                          14,160            75,493          23,057
                                                           --------------      ------------     -----------

        Total Assets                                         11,761,832        15,277,240       2,869,680
                                                           --------------      ------------     -----------



LIABILITIES
   Payables:
      Investment securities purchased                           490,060           388,873         35,176
      Capital shares redeemed                                         _                 _              _
      Distributions                                                   _            50,948         11,929
   Accrued expenses                                              43,990            59,899          3,250
   Due to investment adviser                                          _                 _              _

                                                           --------------      ------------     -----------
        Total Liabilities                                       534,050           499,720          50,355
                                                           --------------      ------------     -----------


NET ASSETS
   Applicable to 1,033,083; 916,113 and
   2,819,325 outstanding shares, respectively               $11,227,782        $14,777,520     $2,819,325
                                                           ==============      ============     ===========

   Net asset value and redemption price per share                $10.87            $16.13           $1.00
                                                           ==============      ============     ===========

   Maximum offering price per share                              $10.87            $16.13           $1.00
                                                           ==============      ============     ===========




NET ASSETS
   At December 31, 1995 net assets consisted of:
      Paid-in capital                                       $10,370,103       $14,813,619      $2,819,325
      Undistributed net investment income                             _                 _               _
      Accumulated realized gain (loss) of
        investments and foreign currencies                     (577,499)         (548,987)              _
      Net unrealized appreciation of
                investments and foreign currencies            1,435,178           512,888               _
                                                           --------------      ------------    -----------


                                                            $11,227,782       $14,777,520       $2,819,325
                                                           ==============      ============    ===========


See accompanying notes to financial statements.                              25

Citizens Trust
Statement of Operations - Period Ended December 31, 1995 (Unaudited)

                                                        Working Assets          Citizens             Citizens         Citizens
                                                         Money Market            Income                Index       Emerging Growth
                                                          Portfolio            Portfolio            Portfolio         Portfolio
                                                       ---------------        ------------        -------------    -------------
Investment Income
      Interest                                           $2,903,956           $1,197,647             $20,579           $49,740
      Dividends                                                   _                    _           1,164,990            10,929
                                                       ---------------        ------------        -------------      -------------
      Total investment income                             2,903,956            1,197,647           1,185,569            60,669
                                                       ---------------        ------------        -------------      -------------

Expenses
    Investment management fees (Note 2)                     244,860              101,537             407,067            68,660
      Transfer agent fees                                    90,375                3,138              76,155              4,598
      Custody and accounting fees                            10,152                4,752              13,675              4,719
      Distribution expense (Note 2)                          97,944               54,674             145,381             24,031
      Administration expense (Note 2)                        43,887               20,771             155,017              7,172
      Legal and audit fees                                   12,855                4,177              18,887              1,999
      Registration fees                                      10,082                6,553              18,139              6,553
      Trustees' fees and expenses                             3,348                3,348               3,348              3,348
      Printing and postage                                   20,839                6,932              33,091              6,453
      Dues                                                    3,116                1,051               3,911                462
      Insurance                                                 964                  661               2,422                274
      Amortization of organization costs                          _                3,277               3,277              2,268
                                                       ---------------        ------------        -------------      -------------
   Total expenses                                           538,422              210,871             880,370            130,537

   Reimbursement by Adviser (Note 2)                             _                     _                   _                  _
                                                       ---------------        ------------        -------------      -------------
   Net expenses                                             538,422              210,871             880,370            130,537
                                                       ---------------        ------------        -------------      -------------

   Net investment income (loss)                           2,365,534              986,776             305,199            (69,868)
                                                       ---------------        ------------        -------------      -------------

Realized and Unrealized Gain (Loss) on Investments
   Realized gain (loss) on investments                            _              109,205             (99,622)         1,218,971
   Increase in unrealized
      appreciation on investments                                 _              928,180          14,102,164          1,649,261
                                                       ---------------        ------------        -------------      -------------
   Net realized and unrealized gain
      on investments resulting from operations                    _            1,037,385          14,002,542          2,868,232
      Net increase in net assets
                                                       ---------------        ------------        -------------      -------------
      resulting from operations                          $2,365,534           $2,024,161         $14,307,741         $2,798,364
                                                       ===============        ============        =============      =============

26                              See accompanying notes to financial statements.

Citizens Trust
Statement of Operations - Period Ended December 31, 1995 (Unaudited)

                                                                                   Muir California
                                                              Citizens                Tax-Free
                                                            Global Equity              Income
                                                              Portfolio               Portfolio            E[bullet]fund
                                                          --------------          ---------------          --------------

   Investment Income
      Interest                                                 $44,548               $411,303                 $55,923
      Dividends                                                 44,170                      _                       _
      Interchange                                                    _                      _                     942
                                                          --------------          ---------------          --------------
      Total investment income                                   88,718                411,303                  56,865
                                                          --------------          ---------------          --------------

   Expenses
      Investment management fees (Note 2)                       52,226                 49,214                     923
      Transfer agent fees                                       14,531                      0                   1,443
      Custody and accounting fees                               17,049                      0                     600
      Distribution expense (Note 2)                             18,279                 26,500                       0
      Administration expense (Note 2)                            6,532                  4,572                     500
      Legal and audit fees                                       4,285                    544                     500
      Registration fees                                          6,553                  1,260                     500
      Trustees' fees and expenses                                3,349                  3,349                      75
      Printing and postage                                       5,131                  3,967                      75
      Dues                                                         351                    509                       0
      Insurance                                                    219                    157                       0
      Amortization of organization costs                         2,268                 11,998                       0
                                                          --------------          ---------------          --------------
   Total expenses                                              130,773                102,070                   4,616

   Reimbursement by Adviser (Note 2)                                 _                 (7,424)                 (4,616)
                                                          --------------          ---------------          --------------
   Net expenses                                                130,773                 94,646                       0
                                                          --------------          ---------------          --------------

   Net investment income (loss)                                (42,055)               316,657                  56,865
                                                          --------------          ---------------          --------------


   Realized and Unrealized Gain (Loss) on Investments
      and Foreign Currency Transactions
      Realized gain (loss) on investments
        and foreign currency transactions                     (562,524)               162,947                       0
      Increase in unrealized
        appreciation on investments and
        foreign currencies                                     890,083                406,849                       0
                                                          --------------          ---------------          --------------
   Net realized and unrealized gain on
      investments and foreign currencies                       327,559                569,796                       0

      Net increase in net assets
                                                          --------------          ---------------          --------------
      resulting from operations                               $285,504               $886,453                 $56,865
                                                          ==============          ===============          ==============

See accompanying notes to financial statements.                          27

Citizens Trust
Statement of Changes in Net Assets

                                                            Working Assets
                                                        Money Market Portfolio                        Citizens Income Portfolio
                                             ----------------------------------------        ---------------------------------------
                                                     For the               For the                  For the               For the
                                                six months ended         year ended            six months ended         year ended
                                                December 31, 1995       June 30, 1995          December 31, 1995       June 30, 1995
                                             ---------------------    ----------------       -------------------     ---------------
                                                   (Unaudited)                                    (Unaudited)
   Operations
      Net investment income                          $2,365,534          $4,479,491                  $986,776           $1,674,276
      Realized gain (loss) on investments                     _                   _                   109,205             (484,665)
      Unrealized appreciation of investments                  _                   _                   928,180            1,405,185
                                                  ----------------    ----------------          ----------------     ---------------
      Change in net assets from
        investment activities                         2,365,534           4,479,491                 2,024,161            2,594,796
                                                  ----------------    ----------------          ----------------     ---------------
   Distributions to shareholders from:
      Net investment income                          (2,365,534)         (4,479,491)               (1,000,107)          (1,674,963)
      Net realized gain on investments                        _                   _                         _              (43,006)
                                                  ----------------    ----------------          ----------------     ---------------
        Total distributions                          (2,365,534)         (4,479,491)               (1,000,107)          (1,717,969)
                                                  ----------------    ----------------          ----------------     ---------------


   Capital Share Transactions
      Value of shares sold                           50,000,237         102,295,056                 4,476,502           10,836,296
      Value of shares repurchased                   (53,318,202)       (112,804,920)               (4,403,425)          (7,512,032)
      Value of shares issued upon
        reinvestment of distributions                 1,918,442           4,354,760                   727,391            1,511,014
                                                  ----------------    ----------------          ----------------     ---------------
      Increase (decrease) in net assets resulting
        from capital share transactions              (1,399,523)         (6,155,104)                  800,468            4,835,278
                                                  ----------------    ----------------          ----------------     ---------------
   Total increase (decrease) in net assets           (1,399,523)         (6,155,104)                1,824,522            5,712,105

   Net Assets
      Beginning of period                            97,611,309         103,766,413                30,122,355           24,410,250
                                                  ----------------    ----------------          ----------------     ---------------
      End of period                                 $96,211,786         $97,611,309               $31,946,877          $30,122,355
                                                  ================    ================          ================     ===============

   Capital Share Transactions
      Number of shares sold                          50,000,237         102,295,056                   434,663            1,069,820
      Number of shares repurchased                  (53,318,202)       (112,804,920)                 (419,502)            (750,267)
      Number of shares issued upon reinvestment
        of distributions                              1,918,442           4,354,760                    70,629              151,011
                                                  ----------------    ----------------          ----------------     ---------------
      Increase (decrease) in capital shares          (1,399,523)         (6,155,104)                   85,790              470,564
                                                  ================    ================          ================     ===============


28                              See accompanying notes to financial statements.

Citizens Trust
Statement of Changes in Net Assets

                                                     Citizens Index Portfolio                    Citizens Emerging Growth Portfolio
                                             -----------------------------------------       ---------------------------------------
                                                     For the               For the                  For the               For the
                                                six months ended         year ended            six months ended         year ended
                                                December 31, 1995       June 30, 1995*         December 31, 1995       June 30, 1995
                                             ---------------------    ----------------       -------------------     ---------------
                                                   (Unaudited)                                   (Unaudited)

Operations
   Net investment income (loss)                   $     305,199        $     95,086              $    (69,868)       $     36,416
      Realized gain (loss) on investments               (99,622)            535,007                 1,218,971             825,127
        Unrealized appreciation of investments       14,102,164           3,615,754                 1,649,261             686,690
                                                  ----------------    ----------------          ----------------     ---------------
      Change in net assets from investment
        activities                                   14,307,741           4,245,847                 2,798,364           1,548,233
                                                  ----------------    ----------------          ----------------     ---------------

Distributions to shareholders from:
Net investment income                                  (290,108)                  _                         -             (41,305)
   Net realized gain on investments                    (534,826)                  _                (1,851,855)           (151,326)
                                                  ----------------    ----------------          ----------------     ---------------
        Total distributions                            (824,934)                  _                (1,851,855)           (192,631)
                                                  ----------------    ----------------          ----------------     ---------------

Capital Share Transactions
   Value of shares sold                              11,413,440           7,841,137                 5,208,310           6,159,563
   Value of shares issued in connection with
      acquisition of Citizens Growth Portfolio
      and Citizens Balanced Portfolio                         _          95,798,428                         _                   _
   Value of shares repurchased                       (8,432,890)         (1,789,605)               (1,033,911)           (817,778)
   Value of shares issued upon reinvestment
      of distributions                                  808,641                   _                 1,801,001             186,209
                                                  ----------------    ----------------          ----------------     ---------------
   Increase in net assets resulting
      from capital share transactions                 3,789,191         101,849,960                 5,975,400           5,527,994
                                                  ----------------    ----------------          ----------------     ---------------

Total increase in net assets                         17,271,998         106,095,807                 6,921,909           6,883,596

Net Assets
   Beginning of period                              106,095,807                  _                 10,637,699           3,754,103
                                                  ----------------    ----------------          ----------------     ---------------
   End of period                                   $123,367,805        $106,095,807               $17,559,608         $10,637,699
                                                  ================    ================          ================     ===============

Undistributed net investment income
   End of period                                              _             $95,086                         _                   _
                                                  ================    ================          ================     ===============

Capital Share Transactions
   Number of shares sold                                966,023             758,284                   375,873             575,120
   Number of shares issued in connection with
      acquisition of Citizens Growth Portfolio
      and Citizens Balanced Portfolio                         _           9,106,314                         _                   _
     Number of shares repurchased                      (720,007)           (166,230)                  (78,298)            (75,450)
     Number of shares issued upon reinvestment
      of distributions                                   68,171                   _                   171,524              18,455
                                                  ----------------    ----------------          ----------------     ---------------

   Increase in capital shares                           314,187           9,698,368                   469,099             518,125
                                                  ================    ================          ================     ===============


* Commencement of operations March 3, 1995


See accompanying notes to financial statements.                            29

Citizens Trust
Statement of Changes in Net Assets

                                                                                                           Muir California
                                                  Citizens Global Equity Portfolio                    Tax-Free Income Portfolio
                                             -----------------------------------------       ---------------------------------------
                                                     For the               For the                  For the               For the
                                                six months ended         year ended            six months ended         year ended
                                                December 31, 1995       June 30, 1995          December 31, 1995       June 30, 1995
                                             ---------------------    ----------------       -------------------     ---------------
                                                   (Unaudited)                                    (Unaudited)
Operations
   Net investment income (loss)                    $    (42,055)       $     (252)           $      316,657         $     712,288
    Realized gain (loss) on investments
      and foreign currencies                           (562,524)          155,508                   162,947              (185,122)
      Unrealized appreciation
      of investments and foreign currencies             890,083           652,979                   406,849               236,452
                                                   ---------------    ----------------          ----------------

   Change in net assets from investment
      activities                                        285,504           808,235                   886,453               763,618
                                                   ---------------    ----------------          ----------------


Distributions to shareholders from:
   Net investment income                                      _                 _                  (316,657)             (712,288)
      Net realized gain on investments                 (126,084)          (47,352)                        _                     _
                                                   ---------------    ----------------          ----------------     --------------
         Total distributions                           (126,084)          (47,352)                 (316,657)             (712,288)
                                                   ---------------    ----------------          ----------------     --------------

Capital Share Transactions
   Value of shares sold                                2,306,710        4,299,560                   272,119             1,530,379
      Value of shares repurchased                      (863,350)       (1,241,778)               (1,523,539)           (4,190,408)
      Value of shares issued upon reinvestment
      of distributions                                  121,840            45,930                   218,099               574,206
                                                   ---------------    ----------------          ----------------     --------------
   Increase (decrease) in net assets resulting
      from capital share transactions                  1,565,200        3,103,712                (1,033,321)           (2,085,823)
                                                   ---------------    ----------------          ----------------     --------------

Total increase (decrease) in net assets               1,724,620         3,864,595                  (463,525)           (2,034,493)

Net Assets
   Beginning of period                                9,503,162         5,638,567                15,241,045            17,275,538
                                                   ---------------    ----------------          ----------------    ---------------
   End of period                                    $11,227,782        $9,503,162               $14,777,520           $15,241,045
                                                   ---------------    ----------------          ----------------    ---------------
                                                   ---------------    ----------------          ----------------    ---------------


Capital Share Transactions
   Number of shares sold                                211,701           433,721                    17,063               99,429
   Number of shares repurchased                         (79,147)         (124,638)                  (96,433)            (274,731)
   Number of shares issued upon reinvestment of
      distributions                                      11,162             4,818                    13,832               37,451
                                                   ---------------    ----------------          ----------------   ----------------
   Increase (decrease) in capital shares                143,716           313,901                   (65,538)            (137,851)
                                                   ---------------    ----------------          ----------------   ----------------
                                                   ---------------    ----------------          ----------------   ----------------


30                              See accompanying notes to financial statements.

Citizens Trust
Statement of Changes in Net Assets

                                                           E[bullet]fund
                                                        ----------------------
                                                               For the
                                                         six months ended
                                                        December 31, 1995 *
                                                        ----------------------
                                                             (Unaudited)
Operations
   Net investment income                                     $    56,865
   Realized gain (loss) on investments                                 -
   Unrealized appreciation (depreciation)
       of investments                                                  -

                                                        ----------------------
   Change in net assets from investment activities                56,865
                                                        ----------------------

Distributions to shareholders from:
   Net investment income                                         (56,865)
   Net realized gain on investments                                    _

                                                        ----------------------

        Total distributions                                      (56,865)
                                                        ----------------------

Capital Share Transactions
   Value of shares sold                                        3,698,997
   Value of shares repurchased                                  (924,664)
   Value of shares issued upon reinvestment of
        distributions                                             44,992
                                                        ----------------------
   Increase in net assets resulting
        from capital share transactions                        2,819,325
                                                        ----------------------

Total increase in net assets                                   2,819,325

Net Assets
  Beginning of period                                                  -

                                                        ----------------------
  End of period                                               $2,819,325
                                                        ======================


Capital Share Transactions
   Number of shares sold                                       3,698,997
   Number of shares repurchased                                 (924,664)
   Number of shares issued upon reinvestment of
        distributions                                             44,992

                                                        ----------------------
   Increase in capital shares                                  2,819,325
                                                        ======================



* Commencement of operations July 1, 1995



See accompanying notes to financial statements                               31

Citizens Trust
Financial Highlights

                                                              Working Assets Money Market Portfolio
                                          ------------------------------------------------------------------------------------------
                                          For the six                               For the years ended June 30,
                                          months ended        ---------------------------------------------------------------------
                                          December 31, 1995   1995          1994           1993                 1992          1991
Selected Per-Share Data                   (Unaudited)

Net asset value,
   beginning of period                      $1.00             $1.00        $1.00          $1.00               $1.00           $1.00
                                          -------           -------       ------         ------              ------          -------

Income from investment operations
  Net investment income                     0.024             0.044        0.023          0.024               0.041           0.065
 Less distributions
  Dividends (from net
       investment income)                  (0.024)           (0.044)      (0.023)        (0.024)             (0.041)         (0.065)
                                          -------           -------       ------         ------              ------          -------


Net asset value, end of period              $1.00             $1.00        $1.00          $1.00               $1.00           $1.00
                                          -------           -------       ------         ------              ------          -------





Total return                                 4.82%*            4.51%        2.35%          2.43%               4.16%           6.67%

Ratios and Supplemental Data
Net assets, end of period (000's)         $96,212           $97,611     $103,766       $152,625            $223,951       $243,194
Ratio of expenses to average
  net assets                                 1.10%*            1.16%        1.16%          1.11%               1.07%          1.02%
Ratio of net income to
   average net assets                        4.83%*            4.39%        2.31%          2.41%               4.09%          6.47%

*  Annualized.

32                               See accompanying notes to financial statements.

Citizens Trust
Financial Highlights

                                              Citizens Income Portfolio                           Citizens Index Portfolio
                               ---------------------------------------------------------          -------------------------
                               For the          For the    For the   For the    For the           For the          For the
                               six months       year       year      year       period*           six months       period**
                               months ended     ended      ended     ended      ended             ended            ended
                               December 31,     June 30,   June 30,  June 30,   June 30,          December 31,     June 30,
                               1995             1995       1994      1993       1992              1995             1995
Selected Per-Share Data        (Unaudited)                                                        (Unaudited)
Net assets value,
  beginning of period              $10.38       $10.04     $10.60    $10.07     $10.00            $10.94           $10.00
                                  -------       ------     ------    ------     ------            ------           ------

Income (loss) from
 investment operations
 Net investment income (loss)        0.33         0.65       0.55      0.46       0.01              0.03             0.01
 Net gain (loss) on securities
  (both realized and
  unrealized)                        0.32         0.36      (0.56)     0.54       0.07              1.43             0.93
                                  -------       ------     ------    ------     ------            ------           ------

Total from investment operations     0.65         1.01      (0.01)     1.00       0.08              1.46             0.94
                                  -------       ------     ------    ------     ------            ------           ------
Less distributions
  Dividends
  (from net investment income)      (0.34)       (0.65)     (0.55)    (0.47)     (0.01)            (0.03)               -
  Distributions
  (from net realized gains)             -        (0.02)         -         -          -             (0.05)               -
                                  -------       ------     ------    ------     ------            ------           ------

     Total distributions            (0.34)       (0.67)     (0.55)    (0.47)     (0.01)            (0.08)               -

Net asset value, end of period     $10.69       $10.38     $10.04    $10.60     $10.07            $12.32           $10.94
                                  -------       ------     ------    ------     ------            ------           ------



Total Return                        12.99%***    10.45%      0.04%    10.08%    14.60%***          28.31%***       9.40%
                                  -------       ------     ------    ------     ------            ------           ------

Ratios and Supplemental Data

Net assets,
 end of period (thousands)        $31,947      $30,122    $24,410   $12,601    $1,030           $123,368        $106,096
Ratio of expenses to
 average net assets                  1.35%***     1.35%      1.25%     1.42%     1.75%***           1.51%***        1.75%***
Ratio of expenses to
 average net assets
 prior to reimbursement               N/A         1.48%      2.01%     2.38%      N/A                N/A             N/A
Ratio of net income
 (loss) to average net assets        6.32%***     6.47%      5.43%     4.98%     4.38%***           0.52%***        0.98%***
Ratio of net income (loss)
  to average net assets
  prior to reimbursement              N/A         6.34%      4.68%     4.02%      N/A                N/A             N/A
Portfolio turnover rate             33.73%       46.03%     52.62%    22.35%     0.00%              2.11%          64.95%

*   Commencement of operations June 10, 1992
**  Commencement of operations March 3, 1995
*** Annualized.

See accompanying notes to financial statements.                              33

Citizens Trust
Financial Highlights

                                          Citizens Emerging Growth Portfolio                 Citizens Global Equity Portfolio

                               For the six     For the year   For the period*  For the six     For the year   For the period*
                               months ended    ended          ended            months ended    ended          ended
                               December 31,    June 30,       June 30,         December 31,    June 30,       June 30,
                               1995            1995           1994             1995            1995           1994
                               ------------    ------------   ---------------  ------------    -------------  ---------------
Selected Per-Share Data        (Unaudited)                                     (Unaudited)

Net assets value,
 beginning of period                $11.87         $9.93         $10.00          $10.69            $9.80         $10.00
                                   -------        ------         ------          ------           ------         -------
Income (loss) from investment
 operations
 Net investment income (loss)        (0.06)         0.07           0.01           (0.01)           (0.01)          0.01
 Net gain (loss) on
  securities (both
  realized and unrealized)            2.64          2.18          (0.08)           0.32             0.96          (0.21)
                                   -------       ------     ------    ------     ------            ------           ------
Total from investment
 operations                           2.58          2.25          (0.07)           0.31             0.95          (0.20)
                                   -------       ------     ------    ------     ------            ------           ------
Less distributions
 Dividends (from net investment
 income)                                 -         (0.09)             -               -                -              -
 Distributions (from net realized
 gains)                              (1.59)        (0.22)             -           (0.13)           (0.06)             -
                                   -------       ------     ------    ------     ------            ------           ------

    Total distributions              (1.59)        (0.31)             -           (0.13)           (0.06)             -
                                   -------       ------     ------    ------     ------            ------           ------

Net asset value, end of period      $12.86        $11.87          $9.93          $10.87           $10.69          $9.80
                                   -------       ------     ------    ------     ------            ------           ------




Total Return                         51.22%**      23.24%         (1.80%)**        5.81%**         9.77%         (5.14%)**
                                   -------       ------     ------    ------     ------            ------           ------


Ratios and Supplemental Data

Net assets,
 end of period (thousands)         $17,560       $10,638         $3,754         $11,228          $9,503          $5,639
Ratio of expenses to
 average net assets                   1.90%**       1.90%          1.89%**         2.50%**         2.50%           2.50%**
Ratio of expenses to average
 net assets prior to reimbursement     N/A          2.93%          3.81%**          N/A            2.99%           3.16%**
Ratio of net income (loss)
 to average net assets               (1.02%)**      0.53%          0.63%**        (0.80%)**       (0.00%)          0.25%**
Ratio of net income (loss)
 to average net assets
 prior to reimbursement                N/A         (0.50%)        (1.29%)**         N/A           (0.49%)         (0.41%)**
Portfolio turnover rate             172.65%       231.30%         33.35%          54.05%          22.10%           0.00%


*  Commencement of operations February 8, 1994
** Annualized

34                               See accompanying notes to financial statements.

Citizens Trust
Financial Highlights


                                                                Muir California Tax-Free Income Portfolio
                                        -----------------------------------------------------------------------------------------
                                        For the six    For the year   For the          For the year  For the year   For the period
                                        months ended   ended          period April 1,  ended         ended          ended
                                        December 31,   June 30,       1994 to          March 31,     March 31,      March 31,
                                        1995           1995           June 30, 1994    1994          1993           1992*
                                        ------------   -------------  ---------------  ------------  ------------   -------------
Selected Per-Share Data                 (Unaudited)

Net assets value, beginning of period     $15.53          $15.43        $15.71            $16.67       $15.76          $15.00
                                         -------          ------        ------            ------       ------           ------
Income (loss) from investment operations
 Net investment income                      0.32            0.67          0.18              0.84         0.90            0.67
 Net gain (loss) on securities (both
  realized and unrealized)                  0.60            0.10          0.01             (0.79)        1.00            0.53
                                         -------          ------        ------            ------       ------           ------
    Total from investment operations        0.92            0.77          0.19              0.05         1.90            1.20
                                         -------          ------        ------            ------       ------           ------
Less distributions
 Dividends (from net investment income)    (0.32)          (0.67)        (0.32)            (0.86)       (0.91)          (0.44)
 Distributions (from net realized gains)       -               -         (0.15)            (0.15)       (0.08)              -
                                         -------          ------        ------            ------       ------           ------
    Total distributions                    (0.32)          (0.67)        (0.47)            (1.01)       (0.99)          (0.44)
                                         -------          ------        ------            ------       ------           ------
Net asset value, end of period            $16.13          $15.53        $15.43            $15.71       $16.67          $15.76
                                         -------          ------        ------            ------       ------           ------


Total Return                               12.27%**         5.15%         5.09%**           0.04%       12.58%          10.24%**
                                         -------          ------        ------            ------       ------           ------

Ratios and Supplemental Data

Net assets, end of period (thousands)    $14,778          $15,241      $17,276           $17,532      $15,455          $6,135
Ratio of expenses to average net assets     1.25%**          1.25%        1.25%**           0.75%        0.46%           0.27%**
Ratio of expenses to average net assets
 prior to reimbursement                     1.35%**          1.74%        1.86%**           1.62%        1.87%           5.83%**
Ratio of net income (loss) to
 average net assets                         4.18%**          4.37%        4.70%**           4.98%        5.59%           6.90%**
Ratio of net income (loss) to
 average net assets prior to reimbursement  4.08%**          3.88%        4.09%**           4.11%        4.18%           1.34%**
Portfolio turnover rate                    63.78%           74.94%       38.29%            31.04%        36.24%         28.97%


*  Commencement of operations June 10, 1991
** Annualized

See accompanying notes to financial statements.                              35

Citizens Trust
Financial Highlights


                                                  E.fund
                                             ------------------
                                                For the six
                                                months ended
                                             December 31, 1995*
                                             ------------------
Selected Per-Share Data                          (Unaudited)

Net asset value, beginning of period                $1.00
                                                   ------
Income from investment operations
    Net investment income                           0.026
                                                   ------
Less distributions
    Dividends (from net investment income)         (0.026)
                                                   ------
Net asset value, end of period                     $1.00
                                                   ======
Total return                                        5.16%**
                                                   ------
Ratios and Supplemental Data
Net assets, end of period (000's)                  $2,819
Ratio of expenses to average net assets             0.00%**
Ratio of expenses to average net assets
    prior to reimbursement                          0.50%**
Ratio of net income (loss) to average net assets    6.16%**
Ratio of net income (loss) to average net assets
    prior to reimbursement                          5.66%**


*    Commencement of operations July 1, 1995
**   Annualized.

36                                See accompanying notes to financial statements

Citizens Trust
Notes to Financial Statements
December 31, 1995

NOTE 1 - Summary of Significant Accounting Policies

Organization

     Working Assets Money Market Portfolio, Citizens Income Portfolio, Citizens Index Portfolio, Citizens Emerging Growth Portfolio, Citizens Global Equity Portfolio, Muir California Tax-Free Income Portfolio and E[bullet]fund(the "Portfolios") are each a series of shares of beneficial interest of Citizens Investment Trust ("Citizens Trust" or the "Trust"), formerly known as Working Assets Common Holdings. The Trust is registered as an open-end management company under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on November 24, 1982, and is authorized to issue an unlimited number of no par value shares in one or more series. The following is a summary of significant accounting policies followed by the Portfolios.

Security Valuation

     Working Assets Money Market Portfolio's and E[bullet]fund's securities are valued at amortized cost (premiums and discounts are amortized on a straight-line basis), which has been determined by the Board of Trustees to represent fair value. With respect to the other Portfolios, securities for which market quotations are readily available are valued at the most recent closing sale price or, if there is no closing sale price, at the bid price except for municipal bonds which are valued at the mean between the bid and asked price. Fixed income securities maturing within sixty days are normally valued at cost, plus or minus any amortized discount or premium, provided that the Board of Trustees determines that amortized cost equals market value. All securities for which market quotations are not readily available will be fairly valued by the Adviser in good faith under the supervision of the Board of Trustees.

     The Muir California Tax-Free Income Portfolio invests in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in the state of California.

Security Transactions, Investment Income and Other

     Security transactions are recorded on the trade date. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses are recorded on the identified cost basis. The Money Market Portfolio and E[bullet]fund seek to maintain a continuous net asset value per share of $1.00 and intend to comply with the maturity, diversification and quality requirements of Rule 2a-7 under the Investment Company Act of 1940, in order to be considered a money market fund. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

Distributions

     Citizens Income Portfolio distributes net investment income to shareholders monthly and net capital gains, if any, annually. With respect to Citizens Index Portfolio, Citizens Emerging Growth Portfolio and Citizens Global Equity Portfolio, distributions to shareholders from net investment income and net capital gains, if any, are distributed annually. With respect to the Working Assets Money Market Portfolio, E[bullet]fund and the Muir California Tax-Free Income Portfolio, dividends from net investment income are accrued daily and are reinvested in additional shares or paid in cash monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and deferral of post-October losses.

Federal Income Taxes

           No provision has been made for Federal taxes on the Portfolios' income since it is the policy of the Portfolios to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.

Deferred Organization Costs

           All costs incurred in connection with the organization, registration and/or reorganization of the Portfolios have been paid by the Portfolios. These costs are being amortized on a straight line basis over a period not to exceed sixty months.

NOTE 2 -  Investment Advisory Fee and Other Transactions with Affiliates

     Citizens Advisers (the "Adviser"), formerly known as Working Assets Management Company, serves as Adviser to each of the Portfolios. Citizens Securities (the "Distributor'), formerly known as Working Assets Capital Management , is a wholly owned subsidiary of the Adviser and serves as the Distributor of each of the Portfolios' shares. Under the terms of the management contract, the Adviser is paid a monthly fee based on an annual rate of each Portfolio's average net assets. Those rates are a follows: Working Assets Money Market Portfolio, .50%; Citizens Income Portfolio and Muir California Tax-Free Income Portfolio, .65%; Citizens Index Portfolio, .70%; Citizens Emerging Growth Portfolio and Citizens Global Equity Portfolio, 1.00%; and E[bullet]fund .10%. The Adviser has agreed to reduce or eliminate its fee to the extent that the total expenses of a Portfolio for any fiscal year (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) exceed the following limits: Working Assets Money Market Portfolio, 1.50% of the first $40 million of average net assets and 1% thereafter; Citizens Income Portfolio, 1.75% of the first $75 million of average net assets and 1.25% thereafter; Citizens Emerging Growth Portfolio, Citizens Global Equity Portfolio and Muir California Tax-Free Income Portfolio, 1.90%, 2.50% and 1.25%, respectively, of average net assets. The Adviser may also voluntarily reduce its fee or waive reimbursement of distribution costs so that the total expenses of a Portfolio are below such limits. The Adviser is currently waiving all expenses of E[bullet]fund. Such voluntary reimbursements may cease at any time. Reimbursements for the period ended December 31, 1995 were $7,424 and $ 4,616 for the Muir California Tax-Free Income and E[bullet]fund Portfolios, respectively.

     GMG/Seneca Capital Management serves as the Sub-Adviser for Working Assets Money Market Portfolio, Citizens Income Portfolio, Citizens Emerging Growth Portfolio, Muir California Tax-Free Income Portfolio and E[bullet]fund. Clemente Capital, Inc. serves as the Sub-Adviser for Citizens Global Equity Portfolio and RhumbLine Advisers serves as the Sub-Adviser for Citizens Index Portfolio. For their services, the Sub-Advisers receive fees, paid by the Adviser as follows:

                                      Percent of average  Percent of management
                                          net assets         fee paid Adviser
                                      ------------------  ---------------------
Money Market Portfolio                     .08%                    _
Income Portfolio                          .165%                    _
Index Portfolio                            .10%                    _
Emerging Growth Portfolio                    _                    35%
Global Equity Portfolio                    .35%                    _
Muir[bullet}California Tax-Free Portfolio .175%                    _
E.fund                                     .08%                    _

     The Trust has a distribution agreement with the Adviser which allows the Adviser to be reimbursed for distribution-related expenses up to .25% of the average daily net assets of the Working Assets Money Market Portfolio and the Citizens Index Portfolio and up to .35% of the average daily net assets of the other Portfolios, with the exception of E[bullet]fund, which has no distribution-related expenses. The Adviser in its capacity as underwriter for the Trust collects any sales charges imposed on purchases of the Portfolios' shares and reallows a portion of such charges to dealers through whom sales are made. Citizens Trust eliminated all sales charges on the sale of Portfolio shares on July 17, 1995. For the period from July 1 to July 17, 1995, the Adviser retained sales charges of $7,482 on sales of the Portfolios' shares.

     Pursuant to an Administrative Services Agreement, the Adviser assumes a number of general administrative services for each Portfolio relating primarily to shareholder communications for which the Adviser is reimbursed the cost of providing such service.

     Certain officers and trustees of the Trust are "affiliated persons," as defined in the Act, of the Adviser. Currently, each trustee who is not an "affiliated person" receives an annual retainer of $2,000 and $500 for each day there is a trustee's meeting.

NOTE 3 - Investment Securities

     Purchases of investments, other than short-term securities, aggregated $11,819,778, $4,585,046, $23,764,874, $3,088,150, and $9,452,279 for the
Citizens Income Portfolio, Citizens Index Portfolio, Citizens Emerging Growth Portfolio, Citizens Global Equity Portfolio, and Muir California Tax-Free Income Portfolio, respectively, for the period ended December 31, 1995. Sales of investments, other than short term securities, aggregated $9,558,553, $2,412,044, $20,400,873, $4,227,478, and $9,875,109 for the Citizens Income
Portfolio, Citizens Index Portfolio, Citizens Emerging Growth Portfolio, Citizens Global Equity Portfolio, and Muir California Tax-Free Income Portfolio, respectively, for the period ended December 31, 1995.

     The amount of unrealized appreciation (depreciation) of investments as of December 31, 1995 is as follows:

                        Income               Index            Emerging Growth
                       Portfolio            Portfolio           Portfolio
                       ---------            ---------         ---------------

Gross Appreciation     $ 1,236,115           $20,394,704        $2,822,629
Gross Depreciation         (23,279)           (2,446,227)         (482,874)
                       -----------           ------------      ---------------
Net Appreciation        $1,212,836           $17,948,477        $2,339,755
                       -----------           ------------      ---------------




                              Global Equity         Muir California
                                Portfolio      Tax-Free Income Portfolio
                              -------------    -------------------------

Gross Appreciation            $1,698,410                $515,972
Gross Depreciation              (263,232)                 (3,084)
                                                        --------
Net Appreciation              $1,435,178                $512,888
                                                        =========

     Investments have the same cost for tax and financial statement purposes.

NOTE 4 - Restricted Securities

     On December 31, 1995 the Citizens Index Portfolio held restricted securities (i.e., securities which may not be publicly sold without registration under the Federal Securities Act of 1933 ( the `33 Act") or without an exemption under the `33 Act). These securities are valued at fair value as determined by the Board of Trustees. On December 31, 1995, and on the acquisition dates of the restricted securities, there were no market quotations available for unrestricted securities of the same class. Dates of acquisition and costs of restricted securities are as follows:

                                          Date of Acquisition      Cost

Energia Global,  Series A Conv. Pfd.     April 1, 1993             $250,000
Vulcan Power Co., Class A                June 1, 1993               300,000

Total                                                              $550,000





     At December 31, 1995, the cost and market value of Energia Global were the same. Vulcan Power had a market value on December 31, 1995 of $25,000. Total restricted securities represented 0.22% of net assets.

     NOTE 5 - Reorganization - Citizens Growth Portfolio and Citizens Balanced Portfolio into Citizens Index Portfolio

     On May 30, 1995, a majority of the shareholders of the Citizens Growth Portfolio and the Citizens Balanced Portfolio approved a plan of reorganization with Citizens Index Portfolio effective May 30, 1995. The reorganization was accomplished by a tax-free exchange of all the assets and liabilities of the Citizens Balanced Portfolio and Citizens Growth Portfolio including combined unrealized appreciation of $230,559 for shares of the Citizens Index Portfolio. The Citizens Index is a non-diversified series of shares of beneficial interest of Citizens Trust. Shareholders of the Citizens Growth Portfolio and the Citizens Balanced Portfolio received shares of the Index Portfolio with a value equal to the value of the assets (minus the liabilities) of the Citizens Growth and Balanced Portfolios. The aggregate net assets of the Citizens Index Portfolio immediately after the reorganization was $101,963,087.

CITIZENS
TRUST

Distributor
Citizens Securities
One Harbour Place[bullet]Portsmouth, NH 03801
800-223-7010[bullet]603-436-5152

Manager
Citizens Advisers
111 Pine Street[bullet]San Francisco, CA 94111
One Harbour Place[bullet]Portsmouth, NH 03801
800-223-7010[bullet]603-436-5152

Trustees
William D. Glenn II, Chair
Aileen Hernandez, Chair Emerita
Sophia Collier, Juliana Eades, Wilma Mankiller,
Azie Taylor Morton, J. D. Nelson, Ada Sanchez

Custodian
State Street Bank and Trust Company
Boston, MA

Transfer Agent & Dividend Disbursing Agent
PFPC Inc.
Wilmington, DE

Legal Counsel
Morrison & Foerster
San Francisco, CA

Independent Auditors
Tait, Weller & Baker
Philadelphia, PA

World Wide Web Address http://www.efund.com
(c) 1996 Citizens Advisers

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